WRL Series Annuity Account


                               Semi Annual Report
                                 June 30, 1998



                         Western Reserve Life Assurance
                                  Co. of Ohio


August 1998
ACC00002 (8/98)

                               TABLE OF CONTENTS

WRL SERIES ANNUITY ACCOUNT                                         PAGE

  FREEDOM AND ATTAINERR

    Statement of ASsets and Liabilities.........................      1

    Statemente of Operations....................................      4

    Statement of Changes in Net Assets..........................      7

    Selected Per Unit Data and Ratios...........................     10

    Notes to Financial Statements...............................     16

  BELLWETHER, CONQUEROR, AND CREATOR

    Statement of Assets and Liabilities.........................     20

    Statement of Operations.....................................     23

    Statement of Changes in Net Assets..........................     26

    Selected Per Unit Data and Ratios...........................     29

    Notes to Financial Statements...............................     35

                           WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                       STATEMENT OF ASSETS AND LIABILITIES
                                At June 30, 1998
                  All amounts (except unit value) in thousands
                                   (unaudited)
                  --------------------------------------------


                                                           MONEY MARKET         BOND          GROWTH
                                                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                           ------------     -----------     -----------
ASSETS:
  Investment in WRL Series Fund, Inc.:
   Shares .............................................         54,969           3,796          14,087
                                                             =========       =========      ==========
   Cost ...............................................      $  54,969       $  41,861      $  419,363
                                                             =========       =========      ==========
  Investment, at net asset value ......................      $  54,969       $  43,926      $  699,070
  Transfers receivable from depositor .................             25              36             702
                                                             ---------       ---------      ----------
   Total assets .......................................         54,994          43,962         699,772
                                                             ---------       ---------      ----------
LIABILITIES:
  Accrued expenses ....................................              2               2              24
  Transfers payable to depositor ......................              0               0               0
                                                             ---------       ---------      ----------
   Total liabilities ..................................              2               2              24
                                                             ---------       ---------      ----------
   Net assets .........................................      $  54,992       $  43,960      $  699,748
                                                             =========       =========      ==========
NET ASSETS:
  Contract Owners' equity:
   Units ..............................................        3,901.6         2,178.9        13,442.8
                                                             =========       =========      ==========
   Unit value .........................................      $   14.09       $   20.18      $    52.05
                                                             =========       =========      ==========
   Contract Owners' equity ............................      $  54,992       $  43,960      $  699,748
                                                             ---------       ---------      ----------
  Depositor's equity:
   Units ..............................................            N/A             N/A             N/A
                                                             =========       =========      ==========
   Unit value .........................................      $     N/A       $     N/A      $      N/A
                                                             =========       =========      ==========
   Depositor's equity .................................      $     N/A       $     N/A      $      N/A
                                                             ---------       ---------      ----------
   Net assets applicable to outstanding units .........      $  54,992       $  43,960      $  699,748
                                                             =========       =========      ==========


                                                                             STRATEGIC
                                                              GLOBAL       TOTAL RETURN     EMERGING GROWTH
                                                           SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                                           -----------     ------------     ---------------
ASSETS:
  Investment in WRL Series Fund, Inc.:
   Shares .............................................        13,139           10,401             7,484
                                                            =========        =========         =========
   Cost ...............................................     $ 216,922        $ 130,987         $ 120,211
                                                            =========        =========         =========
  Investment, at net asset value ......................     $ 320,674        $ 171,584         $ 186,354
  Transfers receivable from depositor .................           111                0                 0
                                                            ---------        ---------         ---------
   Total assets .......................................       320,785          171,584           186,354
                                                            ---------        ---------         ---------
LIABILITIES:
  Accrued expenses ....................................            11                6                 6
  Transfers payable to depositor ......................             0               13                41
                                                            ---------        ---------         ---------
   Total liabilities ..................................            11               19                47
                                                            ---------        ---------         ---------
   Net assets .........................................     $ 320,774        $ 171,565         $ 186,307
                                                            =========        =========         =========
NET ASSETS:
  Contract Owners' equity:
   Units ..............................................      10,390.6          8,706.2           6,626.1
                                                            =========        =========         =========
   Unit value .........................................     $   30.87        $   19.71         $   28.12
                                                            =========        =========         =========
   Contract Owners' equity ............................     $ 320,774        $ 171,565         $ 186,307
                                                            ---------        ---------         ---------
  Depositor's equity:
   Units ..............................................           N/A              N/A               N/A
                                                            =========        =========         =========
   Unit value .........................................     $     N/A        $     N/A         $     N/A
                                                            =========        =========         =========
   Depositor's equity .................................     $     N/A        $     N/A         $     N/A
                                                            ---------        ---------         ---------
   Net assets applicable to outstanding units .........     $ 320,774        $ 171,565         $ 186,307
                                                            =========        =========         =========

   The notes to the financial statements are an integral part of this report.

                                 1 9 9 8  S e m i - A n n u a l  R e p o r t  1

                           WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                       STATEMENT OF ASSETS AND LIABILITIES
                                At June 30, 1998
                  All amounts (except unit value) in thousands
                                  (unaudited)
                  --------------------------------------------


                                                                                                  GROWTH &
                                                           AGGRESSIVE GROWTH       BALANCED        INCOME
                                                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                                           -----------------     -----------     -----------
ASSETS:
  Investment in WRL Series Fund, Inc.:
   Shares .............................................            4,500              1,603          1,389
                                                               =========          =========      =========
   Cost ...............................................        $  67,048          $  18,314      $  16,947
                                                               =========          =========      =========
  Investment, at net asset value ......................        $  90,176          $  19,960      $  17,280
  Transfers receivable from depositor .................               23                  5              0
                                                               ---------          ---------      ---------
   Total assets .......................................           90,199             19,965         17,280
                                                               ---------          ---------      ---------
LIABILITIES:
  Accrued expenses ....................................                3                  1              1
  Transfers payable to depositor ......................                0                  0             18
                                                               ---------          ---------      ---------
   Total liabilities ..................................                3                  1             19
                                                               ---------          ---------      ---------
   Net assets .........................................        $  90,196          $  19,964      $  17,261
                                                               =========          =========      =========
NET ASSETS:
  Contract Owners' equity:
   Units ..............................................          3,988.5            1,378.6        1,079.8
                                                               =========          =========      =========
   Unit value .........................................        $   22.61          $   14.48      $   15.99
                                                               =========          =========      =========
   Contract Owners' equity ............................        $  90,196          $  19,964      $  17,261
                                                               ---------          ---------      ---------
  Depositor's equity:
   Units ..............................................              N/A                N/A            N/A
                                                               =========          =========      =========
   Unit value .........................................        $     N/A          $     N/A      $     N/A
                                                               =========          =========      =========
   Depositor's equity .................................        $     N/A          $     N/A      $     N/A
                                                               ---------          ---------      ---------
   Net assets applicable to outstanding units .........        $  90,196          $  19,964      $  17,261
                                                               =========          =========      =========


                                                          TACTICAL ASSET
                                                             ALLOCATION      C.A.S.E. GROWTH     GLOBAL SECTOR
                                                            SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                          --------------     ---------------     -------------
ASSETS:
  Investment in WRL Series Fund, Inc.:
   Shares .............................................          6,020              1,071                228
                                                             =========          =========          =========
   Cost ...............................................      $  74,989          $  16,237          $   2,443
                                                             =========          =========          =========
  Investment, at net asset value ......................      $  85,702          $  15,170          $   2,593
  Transfers receivable from depositor .................              0                  9                  0
                                                             ---------          ---------          ---------
   Total assets .......................................         85,702             15,179              2,593
                                                             ---------          ---------          ---------
LIABILITIES:
  Accrued expenses ....................................              3                  1                  0
  Transfers payable to depositor ......................             98                  0                 38
                                                             ---------          ---------          ---------
   Total liabilities ..................................            101                  1                 38
                                                             ---------          ---------          ---------
   Net assets .........................................      $  85,601          $  15,178          $   2,555
                                                             =========          =========          =========
NET ASSETS:
  Contract Owners' equity:
   Units ..............................................        5,209.4              927.2              166.7
                                                             =========          =========          =========
   Unit value .........................................      $   16.43          $   16.37          $   11.79
                                                             =========          =========          =========
   Contract Owners' equity ............................      $  85,601          $  15,178          $   1,966
                                                             ---------          ---------          ---------
  Depositor's equity:
   Units ..............................................            N/A                N/A               50.0
                                                             =========          =========          =========
   Unit value .........................................      $     N/A          $     N/A          $   11.79
                                                             =========          =========          =========
   Depositor's equity .................................      $     N/A          $     N/A          $     589
                                                             ---------          ---------          ---------
   Net assets applicable to outstanding units .........      $  85,601          $  15,178          $   2,555
                                                             =========          =========          =========

   The notes to the financial statements are an integral part of this report.

2  W R L  S e r i e s  A n n u i t y  A c c o u n t

                           WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                       STATEMENT OF ASSETS AND LIABILITIES
                                At June 30, 1998
                  All amounts (except unit value) in thousands
                                   (unaudited)
                  --------------------------------------------


                                                                            INTERNATIONAL
                                                           VALUE EQUITY        EQUITY        U.S. EQUITY
                                                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                                           ------------     -------------    -----------
ASSETS:
  Investment in WRL Series Fund, Inc.:
   Shares .............................................          3,583             731           1,197
                                                             =========        ========       =========
   Cost ...............................................      $  45,077        $  8,558       $  15,466
                                                             =========        ========       =========
  Investment, at net asset value ......................      $  52,747        $  9,215       $  16,579
  Transfers receivable from depositor .................              0              22              46
                                                             ---------        --------       ---------
   Total assets .......................................         52,747           9,237          16,625
                                                             ---------        --------       ---------
LIABILITIES:
  Accrued expenses ....................................              2               0               1
  Transfers payable to depositor ......................            197               0               0
                                                             ---------        --------       ---------
   Total liabilities ..................................            199               0               1
                                                             ---------        --------       ---------
   Net assets .........................................      $  52,548        $  9,237       $  16,624
                                                             =========        ========       =========
NET ASSETS:
  Contract Owners' equity:
   Units ..............................................        3,592.6           713.2         1,151.2
                                                             =========        ========       =========
   Unit value .........................................      $   14.63        $  12.43       $   14.25
                                                             =========        ========       =========
   Contract Owners' equity ............................      $  52,548        $  8,864       $  16,410
                                                             ---------        --------       ---------
  Depositor's equity:
   Units ..............................................            N/A            30.0            15.0
                                                             =========        ========       =========
   Unit value .........................................      $     N/A        $  12.43       $   14.25
                                                             =========        ========       =========
   Depositor's equity .................................      $     N/A        $    373       $     214
                                                             ---------        --------       ---------
   Net assets applicable to outstanding units .........      $  52,548        $  9,237       $  16,624
                                                             =========        ========       =========


                                                             THIRD AVENUE        REAL ESTATE
                                                                VALUE            SECURITIES
                                                           SUB-ACCOUNT (a)     SUB-ACCOUNT (b)
                                                           ---------------     ---------------
ASSETS:
  Investment in WRL Series Fund, Inc.:
   Shares .............................................             484                 38
                                                              =========            =======
   Cost ...............................................       $   4,942            $   376
                                                              =========            =======
  Investment, at net asset value ......................       $   4,645            $   370
  Transfers receivable from depositor .................               0                  0
                                                              ---------            -------
   Total assets .......................................           4,645                370
                                                              ---------            -------
LIABILITIES:
  Accrued expenses ....................................               0                  0
  Transfers payable to depositor ......................               3                  0
                                                              ---------            -------
   Total liabilities ..................................               3                  0
                                                              ---------            -------
   Net assets .........................................       $   4,642            $   370
                                                              =========            =======
NET ASSETS:
  Contract Owners' equity:
   Units ..............................................           472.0                7.9
                                                              =========            =======
   Unit value .........................................       $    9.53            $  9.76
                                                              =========            =======
   Contract Owners' equity ............................       $   4,499            $    77
                                                              ---------            -------
  Depositor's equity:
   Units ..............................................            15.0               30.0
                                                              =========            =======
   Unit value .........................................       $    9.53            $  9.76
                                                              =========            =======
   Depositor's equity .................................       $     143            $   293
                                                              ---------            -------
   Net assets applicable to outstanding units .........       $   4,642            $   370
                                                              =========            =======

------------
(a) The inception date of this Sub-Account was January 2, 1998.
(b) The inception date of this Sub-Account was May 1, 1998.

   The notes to the financial statements are an integral part of this report.

                                 1 9 9 8  S e m i - A n n u a l  R e p o r t  3

                           WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                             STATEMENT OF OPERATIONS
                       For the period ended June 30, 1998
                            All amounts in thousands
                                   (unaudited)
                       ----------------------------------


                                                                          MONEY MARKET       BOND        GROWTH
                                                                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                                          ------------   -----------   -----------
INVESTMENT INCOME:
 Dividend income .......................................................      $ 1,191      $    59     $     452
 Capital gain distributions ............................................            0            0         5,828
                                                                            ---------      -------     ---------
  Total investment income ..............................................        1,191           59         6,280
EXPENSES:
 Mortality and expense risk ............................................          284          279         3,932
                                                                            ---------      -------     ---------
  Net investment income (loss) .........................................          907         (220)        2,348
                                                                            ---------      -------     ---------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions .................            0          226        30,496
 Change in unrealized appreciation (depreciation) ......................            0        1,433       158,301
                                                                            ---------      -------     ---------
  Net gain (loss) on investment ........................................            0        1,659       188,797
                                                                            ---------      -------     ---------
   Net increase (decrease) in equity accounts resulting from operations     $     907      $ 1,439     $ 191,145
                                                                            =========      =======     =========


                                                                                              STRATEGIC       EMERGING
                                                                               GLOBAL       TOTAL RETURN       GROWTH
                                                                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                                                            -----------     ------------     -----------
INVESTMENT INCOME:
 Dividend income .......................................................     $  1,707          $   444        $      0
 Capital gain distributions ............................................            0            1,158             308
                                                                             --------          -------        --------
  Total investment income ..............................................        1,707            1,602             308
EXPENSES:
 Mortality and expense risk ............................................        1,819            1,058           1,075
                                                                             --------          -------        --------
  Net investment income (loss) .........................................         (112)             544            (767)
                                                                             --------          -------        --------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions .................        7,429            2,549           7,350
 Change in unrealized appreciation (depreciation) ......................       64,335            6,742          27,220
                                                                             --------          -------        --------
  Net gain (loss) on investment ........................................       71,764            9,291          34,570
                                                                             --------          -------        --------
   Net increase (decrease) in equity accounts resulting from operations      $ 71,652          $ 9,835        $ 33,803
                                                                             ========          =======        ========

   The notes to the financial statements are an integral part of this report.

4  W R L  S e r i e s  A n n u i t y  A c c o u n t

                           WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                             STATEMENT OF OPERATIONS
                       For the period ended June 30, 1998
                            All amounts in thousands
                                   (unaudited)
                       ----------------------------------


                                                                             AGGRESSIVE                      GROWTH &
                                                                               GROWTH         BALANCED        INCOME
                                                                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                                            -----------     -----------     -----------
INVESTMENT INCOME:
 Dividend income .......................................................          $238         $  67          $  309
 Capital gain distributions ............................................         1,339            20              62
                                                                              --------         -----          ------
  Total investment income ..............................................         1,577            87             371
EXPENSES:
 Mortality and expense risk ............................................           497           119             101
                                                                              --------         -----          ------
  Net investment income (loss) .........................................         1,080           (32)            270
                                                                              --------         -----          ------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions .................         1,121           594             185
 Change in unrealized appreciation (depreciation) ......................        16,780           140            (339)
                                                                              --------         -----          ------
  Net gain (loss) on investment ........................................        17,901           734            (154)
                                                                              --------         -----          ------
   Net increase (decrease) in equity accounts resulting from operations       $ 18,981         $ 702          $  116
                                                                              ========         =====          ======


                                                                          TACTICAL ASSET      C.A.S.E.       GLOBAL
                                                                            ALLOCATION         GROWTH        SECTOR
                                                                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                                                         ---------------    -----------    -----------
INVESTMENT INCOME:
 Dividend income .......................................................         $188          $ 384         $  10
 Capital gain distributions ............................................        1,797             95             0
                                                                             --------          -----         -----
  Total investment income ..............................................        1,985            479            10
EXPENSES:
 Mortality and expense risk ............................................          512            103            15
                                                                             --------          -----         -----
  Net investment income (loss) .........................................        1,473            376            (5)
                                                                             --------          -----         -----
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions .................        1,436            338            19
 Change in unrealized appreciation (depreciation) ......................        2,163            (30)          216
                                                                             --------          -----         -----
  Net gain (loss) on investment ........................................        3,599            308           235
                                                                             --------          -----         -----
   Net increase (decrease) in equity accounts resulting from operations      $  5,072          $ 684         $ 230
                                                                             ========          =====         =====


   The notes to the financial statements are an integral part of this report.

                                 1 9 9 8  S e m i - A n n u a l  R e p o r t  5

                           WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                             STATEMENT OF OPERATIONS
                       For the period ended June 30, 1998
                            All amounts in thousands
                                   (unaudited)
                       ----------------------------------


                                                                                             INTERNATIONAL
                                                                            VALUE EQUITY        EQUITY        U.S. EQUITY
                                                                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                                                            ------------     -------------    -----------
INVESTMENT INCOME:
 Dividend income .......................................................      $    27          $     6          $   123
 Capital gain distributions ............................................          117                0               21
                                                                              -------          -------          -------
  Total investment income ..............................................          144                6              144
EXPENSES:
 Mortality and expense risk ............................................          327               44               98
                                                                              -------          -------          -------
  Net investment income (loss) .........................................         (183)             (38)              46
                                                                              -------          -------          -------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions .................        1,364              327              832
 Change in unrealized appreciation (depreciation) ......................        1,356              759            1,155
                                                                              -------          -------          -------
  Net gain (loss) on investment ........................................        2,720            1,086            1,987
                                                                              -------          -------          -------
   Net increase (decrease) in equity accounts resulting from operations       $ 2,537          $ 1,048          $ 2,033
                                                                              =======          =======          =======


                                                                             THIRD AVENUE      REAL ESTATE
                                                                                VALUE          SECURITIES
                                                                           SUB-ACCOUNT (a)   SUB-ACCOUNT (b)
                                                                           ---------------   ---------------
INVESTMENT INCOME:
 Dividend income .......................................................      $      0          $      0
 Capital gain distributions ............................................             0                 0
                                                                              --------          --------
  Total investment income ..............................................             0                 0
EXPENSES:
 Mortality and expense risk ............................................            26                 1
                                                                              --------          --------
  Net investment income (loss) .........................................           (26)               (1)
                                                                              --------          --------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions .................            (7)               (4)
 Change in unrealized appreciation (depreciation) ......................          (297)               (6)
                                                                              --------          --------
  Net gain (loss) on investment ........................................          (304)              (10)
                                                                              --------          --------
   Net increase (decrease) in equity accounts resulting from operations       $   (330)         $    (11)
                                                                              ========          ========

---------
(a) The inception date of this Sub-Account was January 2, 1998.
(b) The inception date of this Sub-Account was May 1, 1998.

   The notes to the financial statements are an integral part of this report.

6  W R L  S e r i e s  A n n u i t y  A c c o u n t

                           WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                       STATEMENT OF CHANGES IN NET ASSETS
                              For the period ended
                            All amounts in thousands
                                   (unaudited)
                       ----------------------------------


                                                                 MONEY MARKET                   BOND
                                                                  SUB-ACCOUNT                SUB-ACCOUNT
                                                            -----------------------    ------------------------
                                                            JUNE 30,   DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                              1998         1997          1998          1997
                                                           ---------- -------------- ------------ -------------
OPERATIONS:
  Net investment income (loss) ...........................  $    907    $   1,914      $   (220)     $  1,594
  Net gain (loss) on investment ..........................         0            0         1,659         1,321
                                                            --------    ---------      --------      --------
  Net increase (decrease) in equity accounts resulting
   from operations .......................................       907        1,914         1,439         2,915
                                                            --------    ---------      --------      --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ....................    30,567       11,544           859         7,028
                                                            --------    ---------      --------      --------
  Less cost of units redeemed:
   Administrative charges ................................        13           27            15            30
   Policy loans ..........................................         7           16             0            22
   Surrender benefits ....................................    15,245       24,076         4,102         8,533
   Death benefits ........................................       748          949           303           792
                                                            --------    ---------      --------      --------
                                                              16,013       25,068         4,420         9,377
                                                            --------    ---------      --------      --------
   Increase (decrease) in equity accounts from capital
    unit transactions ....................................    14,554      (13,524)       (3,561)       (2,349)
                                                            --------    ---------      --------      --------
   Net increase (decrease) in equity accounts ............    15,461      (11,610)       (2,122)          566
  Depositor's equity contribution (redemption) ...........         0            0             0             0
NET ASSETS:
  Beginning of period ....................................    39,531       51,141        46,082        45,516
                                                            --------    ---------      --------      --------
  End of period ..........................................  $ 54,992    $  39,531      $ 43,960      $ 46,082
                                                            ========    =========      ========      ========


                                                                     GROWTH
                                                                  SUB-ACCOUNT
                                                           --------------------------
                                                             JUNE 30,    DECEMBER 31,
                                                               1998          1997
                                                           ------------ -------------
OPERATIONS:
  Net investment income (loss) ...........................  $   2,348     $  54,578
  Net gain (loss) on investment ..........................    188,797        31,255
                                                            ---------     ---------
  Net increase (decrease) in equity accounts resulting
   from operations .......................................    191,145        85,833
                                                            ---------     ---------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ....................     (2,789)       10,315
                                                            ---------     ---------
  Less cost of units redeemed:
   Administrative charges ................................        242           468
   Policy loans ..........................................         15           126
   Surrender benefits ....................................     57,463        97,322
   Death benefits ........................................      2,344         2,891
                                                            ---------     ---------
                                                               60,064       100,807
                                                            ---------     ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ....................................    (62,853)      (90,492)
                                                            ---------     ---------
   Net increase (decrease) in equity accounts ............    128,292        (4,659)
  Depositor's equity contribution (redemption) ...........          0             0
NET ASSETS:
  Beginning of period ....................................    571,456       576,115
                                                            ---------     ---------
  End of period ..........................................  $ 699,748     $ 571,456
                                                            =========     =========


                                                                   GLOBAL
                                                                 SUB-ACCOUNT
                                                         --------------------------
                                                           JUNE 30,    DECEMBER 31,
                                                             1998          1997
                                                         ------------ -------------
OPERATIONS:
  Net investment income (loss) .........................  $    (112)     $  28,400
  Net gain (loss) on investment ........................     71,764         11,320
                                                          ---------      ---------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................     71,652         39,720
                                                          ---------      ---------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................      9,203         32,684
                                                          ---------      ---------
  Less cost of units redeemed:
   Administrative charges ..............................         96            168
   Policy loans ........................................         30             47
   Surrender benefits ..................................     20,625         31,301
   Death benefits ......................................        647            756
                                                          ---------      ---------
                                                             21,398         32,272
                                                          ---------      ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................    (12,195)           412
                                                          ---------      ---------
   Net increase (decrease) in equity accounts ..........     59,457         40,132
  Depositor's equity contribution (redemption) .........          0              0
NET ASSETS:
  Beginning of period ..................................    261,317        221,185
                                                          ---------      ---------
  End of period ........................................  $ 320,774      $ 261,317
                                                          =========      =========


                                                                  STRATEGIC
                                                                 TOTAL RETURN              EMERGING GROWTH
                                                                 SUB-ACCOUNT                 SUB-ACCOUNT
                                                         ---------------------------  --------------------------
                                                            JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                              1998          1997          1998          1997
                                                         ------------- -------------  ------------ -------------
OPERATIONS:
  Net investment income (loss) .........................   $     544     $  11,943     $    (767)    $  13,375
  Net gain (loss) on investment ........................       9,291        16,025        34,570        13,986
                                                           ---------     ---------     ---------     ---------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................       9,835        27,968        33,803        27,361
                                                           ---------     ---------     ---------     ---------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................       7,933        16,145        (2,486)       11,051
                                                           ---------     ---------     ---------     ---------
  Less cost of units redeemed:
   Administrative charges ..............................          48            90            59           107
   Policy loans ........................................          29            13            14            34
   Surrender benefits ..................................       9,756        15,892        10,405        15,348
   Death benefits ......................................         629           648           380           357
                                                           ---------     ---------     ---------     ---------
                                                              10,462        16,643        10,858        15,846
                                                           ---------     ---------     ---------     ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................      (2,529)         (498)      (13,344)       (4,795)
                                                           ---------     ---------     ---------     ---------
   Net increase (decrease) in equity accounts ..........       7,306        27,470        20,459        22,566
  Depositor's equity contribution (redemption) .........           0             0             0             0
NET ASSETS:
  Beginning of period ..................................     164,259       136,789       165,848       143,282
                                                           ---------     ---------     ---------     ---------
  End of period ........................................   $ 171,565     $ 164,259     $ 186,307     $ 165,848
                                                           =========     =========     =========     =========

   The notes to the financial statements are an integral part of this report.

                                 1 9 9 8  S e m i - A n n u a l  R e p o r t  7

                           WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                       STATEMENT OF CHANGES IN NET ASSETS
                              For the period ended
                            All amounts in thousands
                                   (unaudited)
                       ----------------------------------


                                                               AGGRESSIVE GROWTH               BALANCED
                                                                  SUB-ACCOUNT                 SUB-ACCOUNT
                                                          --------------------------  --------------------------
                                                            JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                              1998          1997          1998          1997
                                                          ------------ -------------  ------------ -------------
OPERATIONS:
  Net investment income (loss) ..........................   $  1,080      $  5,959      $    (32)     $  1,565
  Net gain (loss) on investment .........................     17,901         7,538           734           661
                                                            --------      --------      --------      --------
  Net increase (decrease) in equity accounts resulting
   from operations ......................................     18,981        13,497           702         2,226
                                                            --------      --------      --------      --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ...................      1,610         5,867         3,121         3,185
                                                            --------      --------      --------      --------
  Less cost of units redeemed:
   Administrative charges ...............................         30            54             6            11
   Policy loans .........................................          0             8             3             5
   Surrender benefits ...................................      4,829         7,976         1,147         1,589
   Death benefits .......................................         80           625            27            80
                                                            --------      --------      --------      --------
                                                               4,939         8,663         1,183         1,685
                                                            --------      --------      --------      --------
   Increase (decrease) in equity accounts from capital
    unit transactions ...................................     (3,329)       (2,796)        1,938         1,500
                                                            --------      --------      --------      --------
   Net increase (decrease) in equity accounts ...........     15,652        10,701         2,640         3,726
  Depositor's equity contribution (redemption) ..........          0             0             0             0

NET ASSETS:
  Beginning of period ...................................     74,544        63,843        17,324        13,598
                                                            --------      --------      --------      --------
  End of period .........................................   $ 90,196      $ 74,544      $ 19,964      $ 17,324
                                                            ========      ========      ========      ========


                                                               GROWTH & INCOME
                                                                 SUB-ACCOUNT
                                                          --------------------------
                                                            JUNE 30,    DECEMBER 31,
                                                              1998          1997
                                                          ------------ -------------
OPERATIONS:
  Net investment income (loss) ..........................   $    270     $  1,845
  Net gain (loss) on investment .........................       (154)         719
                                                            --------     --------
  Net increase (decrease) in equity accounts resulting
   from operations ......................................        116        2,564
                                                            --------     --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ...................      4,241          795
                                                            --------     --------
  Less cost of units redeemed:
   Administrative charges ...............................          5            8
   Policy loans .........................................          2            0
   Surrender benefits ...................................      1,079        1,665
   Death benefits .......................................         66           27
                                                            --------     --------
                                                               1,152        1,700
                                                            --------     --------
   Increase (decrease) in equity accounts from capital
    unit transactions ...................................      3,089         (905)
                                                            --------     --------
   Net increase (decrease) in equity accounts ...........      3,205        1,659
  Depositor's equity contribution (redemption) ..........          0            0

NET ASSETS:
  Beginning of period ...................................     14,056       12,397
                                                            --------     --------
  End of period .........................................   $ 17,261     $ 14,056
                                                            ========     ========


                                                          TACTICAL ASSET ALLOCATION       C.A.S.E. GROWTH
                                                                 SUB-ACCOUNT                SUB-ACCOUNT
                                                          ------------------------  --------------------------
                                                           JUNE 30,   DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                             1998         1997          1998          1997
                                                          ---------- -------------  ------------ -------------0

OPERATIONS:
  Net investment income (loss) ..........................  $  1,473     $  4,916      $    376      $  1,412
  Net gain (loss) on investment .........................     3,599        4,915           308          (713)
                                                           --------     --------      --------      --------
  Net increase (decrease) in equity accounts resulting
   from operations. .....................................     5,072        9,831           684           699
                                                           --------     --------      --------      --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ...................     8,410       12,079        (2,510)       14,277
                                                           --------     --------      --------      --------
  Less cost of units redeemed:
   Administrative charges ...............................        21           37             5             3
   Policy loans .........................................         0            2             0             5
   Surrender benefits ...................................     5,681        5,667           620           887
   Death benefits .......................................       102          476            48            16
                                                           --------     --------      --------      --------
                                                              5,804        6,182           673           911
                                                           --------     --------      --------      --------
   Increase (decrease) in equity accounts from capital
    unit transactions ...................................     2,606        5,897        (3,183)       13,366
                                                           --------     --------      --------      --------
   Net increase (decrease) in equity accounts ...........     7,678       15,728        (2,499)       14,065
  Depositor's equity contribution (redemption) ..........         0            0             0             0

NET ASSETS:
  Beginning of period ...................................    77,923       62,195        17,677         3,612
                                                           --------     --------      --------      --------
  End of period .........................................  $ 85,601     $ 77,923      $ 15,178      $ 17,677
                                                           ========     ========      ========      ========


                                                               GLOBAL SECTOR
                                                                SUB-ACCOUNT
                                                          ------------------------
                                                           JUNE 30,   DECEMBER 31,
                                                             1998         1997
                                                          ---------- -------------
OPERATIONS:
  Net investment income (loss) ..........................  $    (5)     $    89
  Net gain (loss) on investment .........................      235          (25)
                                                           -------      -------
  Net increase (decrease) in equity accounts resulting
   from operations. .....................................      230           64
                                                           -------      -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ...................       81          161
                                                           -------      -------
  Less cost of units redeemed:
   Administrative charges ...............................        1            1
   Policy loans .........................................        0            0
   Surrender benefits ...................................      116          275
   Death benefits .......................................        0            5
                                                           -------      -------
                                                               117          281
                                                           -------      -------
   Increase (decrease) in equity accounts from capital
    unit transactions ...................................      (36)        (120)
                                                           -------      -------
   Net increase (decrease) in equity accounts ...........      194          (56)
  Depositor's equity contribution (redemption) ..........        0            0

NET ASSETS:
  Beginning of period ...................................    2,361        2,417
                                                           -------      -------
  End of period .........................................  $ 2,555      $ 2,361
                                                           =======      =======

   The notes to the financial statements are an integral part of this report.

8  W R L  S e r i e s  A n n u i t y  A c c o u n t

                           WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                       STATEMENT OF CHANGES IN NET ASSETS
                              For the period ended
                            All amounts in thousands
                                   (unaudited)
                       ----------------------------------


                                                                 VALUE EQUITY           INTERNATIONAL EQUITY
                                                                  SUB-ACCOUNT                SUB-ACCOUNT
                                                          --------------------------  ------------------------
                                                            JUNE 30,    DECEMBER 31,   JUNE 30,   DECEMBER 31,
                                                              1998          1997         1998       1997 (a)
                                                          ------------ -------------  ---------- -------------
OPERATIONS:
  Net investment income (loss) ..........................   $   (183)     $    192     $   (38)     $   (20)
  Net gain (loss) on investment .........................      2,720         6,370       1,086          (54)
                                                            --------      --------     -------      -------
  Net increase (decrease) in equity accounts resulting
   from operations ......................................      2,537         6,562       1,048          (74)
                                                            --------      --------     -------      -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ...................      3,303        29,438       2,055        6,413
                                                            --------      --------     -------      -------
  Less cost of units redeemed:
   Administrative charges ...............................         12            15           2            1
   Policy loans .........................................          6             4           0            0
   Surrender benefits ...................................      2,440         3,045         193          256
   Death benefits .......................................        210            67          48            5
                                                            --------      --------     -------      -------
                                                               2,668         3,131         243          262
                                                            --------      --------     -------      -------
   Increase (decrease) in equity accounts from capital
    unit transactions ...................................        635        26,307       1,812        6,151
                                                            --------      --------     -------      -------
   Net increase (decrease) in equity accounts. ..........      3,172        32,869       2,860        6,077
  Depositor's equity contribution (redemption) ..........          0          (172)          0          300

NET ASSETS:
  Beginning of period ...................................     49,376        16,679       6,377            0
                                                            --------      --------     -------      -------
  End of period .........................................   $ 52,548      $ 49,376     $ 9,237      $ 6,377
                                                            ========      ========     =======      =======


                                                                U.S. EQUITY
                                                                SUB-ACCOUNT
                                                          ------------------------
                                                           JUNE 30,   DECEMBER 31,
                                                             1998       1997 (a)
                                                          ---------- -------------
OPERATIONS:
  Net investment income (loss) ..........................  $     46     $    384
  Net gain (loss) on investment .........................     1,987          598
                                                           --------     --------
  Net increase (decrease) in equity accounts resulting
   from operations ......................................     2,033          982
                                                           --------     --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ...................     2,865       11,930
                                                           --------     --------
  Less cost of units redeemed:
   Administrative charges ...............................         3            3
   Policy loans .........................................         0            0
   Surrender benefits ...................................       553          682
   Death benefits .......................................        95            0
                                                           --------     --------
                                                                651          685
                                                           --------     --------
   Increase (decrease) in equity accounts from capital
    unit transactions ...................................     2,214       11,245
                                                           --------     --------
   Net increase (decrease) in equity accounts. ..........     4,247       12,227
  Depositor's equity contribution (redemption) ..........         0          150

NET ASSETS:
  Beginning of period ...................................    12,377            0
                                                           --------     --------
  End of period .........................................  $ 16,624     $ 12,377
                                                           ========     ========


                                                           THIRD AVENUE   REAL ESTATE
                                                               VALUE      SECURITIES
                                                            SUB-ACCOUNT   SUB-ACCOUNT
                                                          -------------- ------------
                                                             JUNE 30,      JUNE 30,
                                                             1998 (b)      1998 (c)
                                                          -------------- ------------
OPERATIONS:
  Net investment income (loss) ..........................    $   (26)       $  (1)
  Net gain (loss) on investment .........................       (304)         (10)
                                                             -------        -----
  Net increase (decrease) in equity accounts resulting
   from operations ......................................       (330)         (11)
                                                             -------        -----
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ...................      4,927           81
                                                             -------        -----
  Less cost of units redeemed:
   Administrative charges ...............................          1            0
   Policy loans .........................................          0            0
   Surrender benefits ...................................        104            0
   Death benefits .......................................          0            0
                                                             -------        -----
                                                                 105            0
                                                             -------        -----
   Increase (decrease) in equity accounts from capital
    unit transactions ...................................      4,822           81
                                                             -------        -----
   Net increase (decrease) in equity accounts ...........      4,492           70
  Depositor's equity contribution (redemption) ..........        150          300
NET ASSETS:
  Beginning of period ...................................          0            0
                                                             -------        -----
  End of period .........................................    $ 4,642        $ 370
                                                             =======        =====

--------------
(a) The inception date of this Sub-Account was January 2, 1997.
(b) The inception date of this Sub-Account was January 2, 1998.
(c) The inception date of this Sub-Account was May 1, 1998.

   The notes to the financial statements are an integral part of this report.

                                 1 9 9 8  S e m i - A n n u a l  R e p o r t  9

                           WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                                   (unaudited)
                       ----------------------------------


                                                                      MONEY MARKET SUB-ACCOUNT
                                                                      -------------------------
                                                                        JUNE 30,   DECEMBER 31,
                                                                      ------------ ------------
                                                                          1998         1997
                                                                      ------------ ------------
Accumulation unit value, beginning of period ........................   $  13.82     $  13.29
 Income from operations:
  Net investment income (loss) ......................................       0.27         0.53
  Net realized and unrealized gain (loss) on investment .............       0.00         0.00
                                                                        --------     --------
   Net income (loss) from operations ................................       0.27         0.53
                                                                        --------     --------
Accumulation unit value, end of period ..............................   $  14.09     $  13.82
                                                                        ========     ========
Total return (a) ....................................................       2.00%        4.00%
Ratio and supplemental data:
 Net assets at end of period (in thousands) .........................   $ 54,992     $ 39,531
 Ratio of net investment income (loss) to average net assets (b) ....       3.94%        3.92%


                                                                                   MONEY MARKET SUB-ACCOUNT
                                                                      --------------------------------------------------
                                                                                         DECEMBER 31,
                                                                      --------------------------------------------------
                                                                          1996         1995         1994         1993
                                                                      ------------ ------------ ------------ -----------
Accumulation unit value, beginning of period ........................   $  12.80     $  12.29     $  12.03    $  11.89
 Income from operations:
  Net investment income (loss) ......................................       0.49         0.51         0.26        0.14
  Net realized and unrealized gain (loss) on investment .............       0.00         0.00         0.00        0.00
                                                                        --------     --------     --------    --------
   Net income (loss) from operations ................................       0.49         0.51         0.26        0.14
                                                                        --------     --------     --------    --------
Accumulation unit value, end of period ..............................   $  13.29     $  12.80     $  12.29    $  12.03
                                                                        ========     ========     ========    ========
Total return (a) ....................................................       3.81%        4.12%        2.22%       1.16%
Ratio and supplemental data:
 Net assets at end of period (in thousands) .........................   $ 51,141     $ 41,596     $ 55,318    $ 32,943
 Ratio of net investment income (loss) to average net assets (b) ....       3.72%        4.03%        2.28%       1.15%


                                                                          BOND SUB-ACCOUNT
                                                                      -------------------------
                                                                        JUNE 30,   DECEMBER 31,
                                                                      ------------ ------------
                                                                          1998         1997
                                                                      ------------ ------------
Accumulation unit value, beginning of period ........................   $ 19.52      $  18.11
 Income from operations:
  Net investment income (loss) ......................................     (0.10)         0.73
  Net realized and unrealized gain (loss) on investment .............      0.76          0.68
                                                                        -------      --------
   Net income (loss) from operations ................................      0.66          1.41
                                                                        -------      --------
Accumulation unit value, end of period ..............................   $ 20.18      $  19.52
                                                                        =======      ========
Total return (a) ....................................................      3.34%         7.80%
Ratio and supplemental data:
 Net assets at end of period (in thousands) .........................   $43,960      $ 46,082
 Ratio of net investment income (loss) to average net assets (b) ....     (0.98%)        3.95%


                                                                                      BOND SUB-ACCOUNT
                                                                      -------------------------------------------------
                                                                                        DECEMBER 31,
                                                                      -------------------------------------------------
                                                                          1996         1995        1994         1993
                                                                      ------------ ----------- ------------ -----------
Accumulation unit value, beginning of period ........................   $ 18.31      $ 15.08     $ 16.40      $ 14.65
 Income from operations:
  Net investment income (loss) ......................................      0.77         0.83        0.72         1.67
  Net realized and unrealized gain (loss) on investment .............     (0.97)        2.40       (2.04)        0.08
                                                                        -------      -------     -------      -------
   Net income (loss) from operations ................................     (0.20)        3.23       (1.32)        1.75
                                                                        -------      -------     -------      -------
Accumulation unit value, end of period ..............................   $ 18.11      $ 18.31     $ 15.08      $ 16.40
                                                                        =======      =======     =======      =======
Total return (a) ....................................................     (1.10%)      21.46%      (8.10%)      11.97%
Ratio and supplemental data:
 Net assets at end of period (in thousands) .........................   $45,516      $54,109     $47,193      $66,483
 Ratio of net investment income (loss) to average net assets (b) ....      4.34%        4.94%       4.69%       10.94%


                                                                                  GROWTH SUB-ACCOUNT
                                                                       -----------------------------------------
                                                                          JUNE 30,          DECEMBER 31,
                                                                       ------------- ---------------------------
                                                                            1998          1997          1996
                                                                       ------------- ------------- -------------
Accumulation unit value, beginning of period .........................   $   38.50     $   33.17     $   28.47
 Income from operations:
  Net investment income (loss) .......................................        0.17          3.42          1.64
  Net realized and unrealized gain (loss) on investment ..............       13.38          1.91          3.06
                                                                         ---------     ---------     ---------
   Net income (loss) from operations .................................       13.55          5.33          4.70
                                                                         ---------     ---------     ---------
Accumulation unit value, end of period ...............................   $   52.05     $   38.50     $   33.17
                                                                         =========     =========     =========
Total return (a) .....................................................       35.19%        16.09%        16.50%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 699,748     $ 571,456     $ 576,115
 Ratio of net investment income (loss) to average net assets (b) .....        0.74%         9.36%         5.22%


                                                                                   GROWTH SUB-ACCOUNT
                                                                       ------------------------------------------
                                                                                      DECEMBER 31,
                                                                       ------------------------------------------
                                                                            1995          1994           1993
                                                                       ------------- -------------- -------------
Accumulation unit value, beginning of period .........................   $   19.60      $  21.64      $   21.07
 Income from operations:
  Net investment income (loss) .......................................        2.35         (0.06)          0.20
  Net realized and unrealized gain (loss) on investment ..............        6.52         (1.98)          0.37
                                                                         ---------      --------      ---------
   Net income (loss) from operations .................................        8.87         (2.04)          0.57
                                                                         ---------      --------      ---------
Accumulation unit value, end of period ...............................   $   28.47      $  19.60      $   21.64
                                                                         =========      ========      =========
Total return (a) .....................................................       45.29%        (9.45%)         2.69%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 532,646      $ 409,881     $ 575,024
 Ratio of net investment income (loss) to average net assets (b) .....        9.81%        (0.28%)         0.99%

   The notes to the financial statements are an integral part of this report.

10  W R L  S e r i e s  A n n u i t y  A c c o u n t

                           WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                                   (unaudited)
                       ----------------------------------


                                                                           GLOBAL SUB-ACCOUNT
                                                                       --------------------------
                                                                          JUNE 30,   DECEMBER 31,
                                                                       ------------- ------------
                                                                            1998          1997
                                                                       ------------- ------------
Accumulation unit value, beginning of period .........................   $  24.10      $   20.55
 Income from operations:
  Net investment income (loss) .......................................      (0.01)          2.55
  Net realized and unrealized gain (loss) on investment ..............       6.78           1.00
                                                                         --------      ---------
   Net income (loss) from operations .................................       6.77           3.55
                                                                         --------      ---------
Accumulation unit value, end of period ...............................   $  30.87      $   24.10
                                                                         ========      =========
Total return (a) .....................................................      28.11%         17.28%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 320,774     $ 261,317
 Ratio of net investment income (loss) to average net assets (b) .....      (0.08%)        11.01%


                                                                                         GLOBAL SUB-ACCOUNT
                                                                       ------------------------------------------------------
                                                                                            DECEMBER 31,
                                                                       ------------------------------------------------------
                                                                            1996          1995          1994          1993
                                                                       ------------- ------------- -------------- -----------
Accumulation unit value, beginning of period .........................   $   16.29     $   13.40      $  13.54      $ 10.15
 Income from operations:
  Net investment income (loss) .......................................        1.62          0.42          0.45         0.16
  Net realized and unrealized gain (loss) on investment ..............        2.64          2.47         (0.59)        3.23
                                                                         ---------     ---------      --------      -------
   Net income (loss) from operations .................................        4.26          2.89         (0.14)        3.39
                                                                         ---------     ---------      --------      -------
Accumulation unit value, end of period ...............................   $   20.55     $   16.29      $  13.40      $ 13.54
                                                                         =========     =========      ========      =======
Total return (a) .....................................................       26.15%        21.53%        (0.99%)      33.34%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 221,185     $ 141,425      $ 144,705     $69,665
 Ratio of net investment income (loss) to average net assets (b) .....        8.60%         2.89%         3.40%        1.40%


                                                                        STRATEGIC TOTAL RETURN
                                                                              SUB-ACCOUNT
                                                                      --------------------------
                                                                         JUNE 30,   DECEMBER 31,
                                                                      ------------- ------------
                                                                           1998          1997
                                                                      ------------- ------------
Accumulation unit value, beginning of period ........................   $   18.60     $   15.46
 Income from operations:
  Net investment income (loss) ......................................        0.06          1.34
  Net realized and unrealized gain (loss) on investment .............        1.05          1.80
                                                                        ---------     ---------
   Net income (loss) from operations ................................        1.11          3.14
                                                                        ---------     ---------
Accumulation unit value, end of period ..............................   $   19.71     $   18.60
                                                                        =========     =========
Total return (a) ....................................................        5.94%        20.34%
Ratio and supplemental data:
 Net assets at end of period (in thousands) .........................   $ 171,565     $ 164,259
 Ratio of net investment income (loss) to average net assets (b) ....        0.64%         7.83%


                                                                               STRATEGIC TOTAL RETURN SUB-ACCOUNT
                                                                      ----------------------------------------------------
                                                                                          DECEMBER 31,
                                                                      ----------------------------------------------------
                                                                           1996          1995         1994       1993 (c)
                                                                      ------------- ------------- ------------ -----------
Accumulation unit value, beginning of period ........................   $   13.61     $   11.06     $ 11.25      $ 10.00
 Income from operations:
  Net investment income (loss) ......................................        0.68          0.59        0.16         0.16
  Net realized and unrealized gain (loss) on investment .............        1.17          1.96       (0.35)        1.09
                                                                        ---------     ---------     -------      -------
   Net income (loss) from operations ................................        1.85          2.55       (0.19)        1.25
                                                                        ---------     ---------     -------      -------
Accumulation unit value, end of period ..............................   $   15.46     $   13.61     $ 11.06      $ 11.25
                                                                        =========     =========     =======      =======
Total return (a) ....................................................       13.57%        23.11%      (1.77%)      12.54%
Ratio and supplemental data:
 Net assets at end of period (in thousands) .........................   $ 136,789     $ 116,374     $88,607      $49,240
 Ratio of net investment income (loss) to average net assets (b) ....        4.75%         4.74%       1.43%        1.84%

                                                                      EMERGING GROWTH SUB-ACCOUNT
                                                                      ---------------------------
                                                                         JUNE 30,   DECEMBER 31,
                                                                      ------------- -------------
                                                                           1998          1997
                                                                      ------------- -------------
Accumulation unit value, beginning of period ........................   $   23.10      $   19.26
 Income from operations:
  Net investment income (loss) ......................................       (0.11)          1.85
  Net realized and unrealized gain (loss) on investment .............        5.13           1.99
                                                                        ---------      ---------
   Net income (loss) from operations. ...............................        5.02           3.84
                                                                        ---------      ---------
Accumulation unit value, end of period ..............................   $   28.12      $   23.10
                                                                        =========      =========
Total return (a) ....................................................       21.72%         19.95%
Ratio and supplemental data:
 Net assets at end of period (in thousands) .........................   $ 186,307      $ 165,848
 Ratio of net investment income (loss) to average net assets (b) ....       (0.88%)         8.73%


                                                                                  EMERGING GROWTH SUB-ACCOUNT
                                                                      ----------------------------------------------------
                                                                                          DECEMBER 31,
                                                                      ----------------------------------------------------
                                                                           1996          1995         1994       1993 (c)
                                                                      ------------- ------------- ------------ -----------
Accumulation unit value, beginning of period ........................   $   16.40     $   11.31     $ 12.37      $ 10.00
 Income from operations:
  Net investment income (loss) ......................................        0.63          0.51       (0.13)       (0.12)
  Net realized and unrealized gain (loss) on investment .............        2.23          4.58       (0.93)        2.49
                                                                        ---------     ---------     -------      -------
   Net income (loss) from operations. ...............................        2.86          5.09       (1.06)        2.37
                                                                        ---------     ---------     -------      -------
Accumulation unit value, end of period ..............................   $   19.26     $   16.40     $ 11.31      $ 12.37
                                                                        =========     =========     =======      =======
Total return (a) ....................................................       17.41%        44.97%      (8.51%)      23.67%
Ratio and supplemental data:
 Net assets at end of period (in thousands) .........................   $ 143,282     $ 115,797     $83,480      $58,794
 Ratio of net investment income (loss) to average net assets (b) ....        3.42%         3.68%      (1.21%)      (1.30%)

   The notes to the financial statements are an integral part of this report.

                                1 9 9 8  S e m i - A n n u a l  R e p o r t  11

                           WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                                   (unaudited)
                       ----------------------------------


                                                                         AGGRESSIVE GROWTH
                                                                            SUB-ACCOUNT
                                                                      -------------------------
                                                                        JUNE 30,   DECEMBER 31,
                                                                      ------------ ------------
                                                                          1998         1997
                                                                      ------------ ------------
Accumulation unit value, beginning of period ........................   $  17.86     $ 14.56
 Income from operations:
  Net investment income (loss) ......................................       0.27        1.42
  Net realized and unrealized gain (loss) on investment .............       4.48        1.88
                                                                        --------     -------
   Net income (loss) from operations ................................       4.75        3.30
                                                                        --------     -------
Accumulation unit value, end of period ..............................   $  22.61     $ 17.86
                                                                        ========     =======
Total return (a) ....................................................      26.59%      22.71%
Ratio and supplemental data:
 Net assets at end of period (in thousands) .........................   $ 90,196     $74,544
 Ratio of net investment income (loss) to average net assets (b) ....       2.69%       8.51%

                                                                          AGGRESSIVE GROWTH SUB-ACCOUNT
                                                                      -----------------------------------
                                                                                  DECEMBER 31,
                                                                      -----------------------------------
                                                                          1996         1995      1994 (d)
                                                                      ------------ ----------- ----------
Accumulation unit value, beginning of period ........................   $  13.35     $  9.79     $ 10.00
 Income from operations:
  Net investment income (loss) ......................................       0.25        0.29       (0.08)
  Net realized and unrealized gain (loss) on investment .............       0.96        3.27       (0.13)
                                                                        --------     -------     -------
   Net income (loss) from operations ................................       1.21        3.56       (0.21)
                                                                        --------     -------     -------
Accumulation unit value, end of period ..............................   $  14.56     $ 13.35     $  9.79
                                                                        ========     =======     =======
Total return (a) ....................................................       9.07%      36.31%      (2.08%)
Ratio and supplemental data:
 Net assets at end of period (in thousands) .........................   $ 63,843     $65,666     $18,555
 Ratio of net investment income (loss) to average net assets (b) ....       1.77%       2.28%      (1.04%)


                                                                        BALANCED SUB-ACCOUNT
                                                                      -------------------------
                                                                        JUNE 30,   DECEMBER 31,
                                                                      ------------ ------------
                                                                          1998         1997
                                                                      ------------ ------------
Accumulation unit value, beginning of period ........................   $ 13.99      $ 12.09
 Income from operations:
  Net investment income (loss) ......................................     (0.02)        1.32
  Net realized and unrealized gain (loss) on investment .............      0.51         0.58
                                                                        -------      -------
   Net income (loss) from operations ................................      0.49         1.90
                                                                        -------      -------
Accumulation unit value, end of period ..............................   $ 14.48      $ 13.99
                                                                        =======      =======
Total return (a) ....................................................      3.54%       15.65%
Ratio and supplemental data:
 Net assets at end of period (in thousands) .........................   $19,964      $17,324
 Ratio of net investment income (loss) to average net assets (b) ....     (0.33%)      10.01%


                                                                              BALANCED SUB-ACCOUNT
                                                                      -----------------------------------
                                                                                  DECEMBER 31,
                                                                      -----------------------------------
                                                                          1996         1995      1994 (d)
                                                                      ------------ ----------- ----------
Accumulation unit value, beginning of period ........................   $  11.06     $  9.35     $  10.00
 Income from operations:
  Net investment income (loss) ......................................       0.26        0.29         0.21
  Net realized and unrealized gain (loss) on investment .............       0.77        1.42        (0.86)
                                                                        --------     -------     --------
   Net income (loss) from operations ................................       1.03        1.71        (0.65)
                                                                        --------     -------     --------
Accumulation unit value, end of period ..............................   $  12.09     $ 11.06     $   9.35
                                                                        ========     =======     ========
Total return (a) ....................................................       9.34%      18.31%       (6.52%)
Ratio and supplemental data:
 Net assets at end of period (in thousands) .........................   $ 13,598     $11,343     $  9,379
 Ratio of net investment income (loss) to average net assets (b) ....       2.29%       2.85%        2.63%


                                                                          GROWTH & INCOME
                                                                            SUB-ACCOUNT
                                                                      -------------------------
                                                                        JUNE 30,   DECEMBER 31,
                                                                      ------------ ------------
                                                                          1998         1997
                                                                      ------------ ------------
Accumulation unit value, beginning of period ........................   $  15.89     $ 12.91
 Income from operations:
  Net investment income (loss) ......................................       0.26        2.06
  Net realized and unrealized gain (loss) on investment .............      (0.16)       0.92
                                                                        --------     -------
   Net income (loss) from operations ................................       0.10        2.98
                                                                        --------     -------
Accumulation unit value, end of period ..............................   $  15.99     $ 15.89
                                                                        ========     =======
Total return (a) ....................................................       0.62%      23.10%
Ratio and supplemental data:
 Net assets at end of period (in thousands) .........................   $ 17,261     $14,056
 Ratio of net investment income (loss) to average net assets (b) ....       3.31%      14.87%


                                                                          GROWTH & INCOME SUB-ACCOUNT
                                                                      ----------------------------------
                                                                                  DECEMBER 31,
                                                                      ----------------------------------
                                                                          1996        1995      1994 (d)
                                                                      ----------- ----------- ----------
Accumulation unit value, beginning of period ........................   $ 11.71     $  9.46     $  10.00
 Income from operations:
  Net investment income (loss) ......................................      0.50        0.45         0.32
  Net realized and unrealized gain (loss) on investment .............      0.70        1.80        (0.86)
                                                                        -------     -------     --------
   Net income (loss) from operations ................................      1.20        2.25        (0.54)
                                                                        -------     -------     --------
Accumulation unit value, end of period ..............................   $ 12.91     $ 11.71     $   9.46
                                                                        =======     =======     ========
Total return (a) ....................................................     10.25%      23.70%       (5.37%)
Ratio and supplemental data:
 Net assets at end of period (in thousands) .........................   $12,397     $11,890     $  5,506
 Ratio of net investment income (loss) to average net assets (b) ....      4.17%       4.26%        4.07%

   The notes to the financial statements are an integral part of this report.

12  W R L  S e r i e s  A n n u i t y  A c c o u n t

                           WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                                   (unaudited)
                       ----------------------------------


                                                                                 TACTICAL ASSET ALLOCATION SUB-ACCOUNT
                                                                        ------------------------------------------------------
                                                                          JUNE 30,                   DECEMBER 31,
                                                                        ------------   ---------------------------------------
                                                                            1998           1997           1996        1995 (e)
                                                                        ------------   ------------   -----------   ----------
Accumulation unit value, beginning of period ........................     $  15.43       $  13.40       $ 11.86       $ 10.00
 Income from operations:
  Net investment income (loss) ......................................         0.29           1.02          0.46          0.58
  Net realized and unrealized gain (loss) on investment .............         0.71           1.01          1.08          1.28
                                                                          --------       --------       -------       -------
   Net income (loss) from operations ................................         1.00           2.03          1.54          1.86
                                                                          --------       --------       -------       -------
Accumulation unit value, end of period ..............................     $  16.43       $  15.43       $ 13.40       $ 11.86
                                                                          ========       ========       =======       =======
Total return (a) ....................................................         6.48%         15.14%        13.00%        18.61%
Ratio and supplemental data:
 Net assets at end of period (in thousands) .........................     $ 85,601       $ 77,923       $62,195       $34,910
 Ratio of net investment income (loss) to average net assets (b) ....         3.57%          6.99%         3.71%         5.25%


                                                                              C.A.S.E. GROWTH SUB-ACCOUNT
                                                                        ---------------------------------------
                                                                          JUNE 30,           DECEMBER 31,
                                                                        ------------   ------------------------
                                                                            1998           1997        1996 (f)
                                                                        ------------   -----------   ----------
Accumulation unit value, beginning of period ........................     $  15.77       $ 13.88       $ 12.87
 Income from operations:
  Net investment income (loss) ......................................         0.38          3.15          0.39
  Net realized and unrealized gain (loss) on investment .............         0.22         (1.26)         0.62
                                                                          --------       -------       -------
   Net income (loss) from operations ................................         0.60          1.89          1.01
                                                                          --------       -------       -------
Accumulation unit value, end of period ..............................     $  16.37       $ 15.77       $ 13.88
                                                                          ========       =======       =======
Total return (a) ....................................................         3.80%        13.60%         7.84%
Ratio and supplemental data:
 Net assets at end of period (in thousands) .........................     $ 15,178       $17,677       $ 3,612
 Ratio of net investment income (loss) to average net assets (b) ....         4.53%        20.61%         4.43%


                                                                               GLOBAL SECTOR SUB-ACCOUNT
                                                                        --------------------------------------
                                                                          JUNE 30,           DECEMBER 31,
                                                                        ------------   -----------------------
                                                                            1998          1997        1996 (g)
                                                                        ------------   ----------   ----------
Accumulation unit value, beginning of period ........................     $ 10.75       $ 10.52       $ 10.00
 Income from operations:
  Net investment income (loss) ......................................       (0.02)         0.39         (0.01)
  Net realized and unrealized gain (loss) on investment .............        1.06         (0.16)         0.53
                                                                          -------       -------       -------
   Net income (loss) from operations ................................        1.04          0.23          0.52
                                                                          -------       -------       -------
Accumulation unit value, end of period ..............................     $ 11.79       $ 10.75       $ 10.52
                                                                          =======       =======       =======
Total return (a) ....................................................        9.71%         2.15%         5.19%
Ratio and supplemental data:
 Net assets at end of period (in thousands) .........................     $ 2,555       $ 2,361       $ 2,417
 Ratio of net investment income (loss) to average net assets (b) ....       (0.42%)        3.54%        (0.09%)

   The notes to the financial statements are an integral part of this report.

                                1 9 9 8  S e m i - A n n u a l  R e p o r t  13

                           WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                                   (unaudited)
                       ----------------------------------


                                                                                VALUE EQUITY SUB-ACCOUNT
                                                                        ---------------------------------------
                                                                          JUNE 30,           DECEMBER 31,
                                                                        ------------   ------------------------
                                                                            1998           1997        1996 (g)
                                                                        ------------   -----------   ----------
Accumulation unit value, beginning of period ........................     $ 13.86        $ 11.22       $ 10.00
 Income from operations:
  Net investment income (loss) ......................................       (0.05)          0.07          0.02
  Net realized and unrealized gain (loss) on investment .............        0.82           2.57          1.20
                                                                          -------        -------       -------
   Net income (loss) from operations ................................        0.77           2.64          1.22
                                                                          -------        -------       -------
Accumulation unit value, end of period ..............................     $ 14.63        $ 13.86       $ 11.22
                                                                          =======        =======       =======
Total return (a) ....................................................        5.52%         23.49%        12.25%
Ratio and supplemental data:
 Net assets at end of period (in thousands) .........................     $52,548        $49,376       $16,679
 Ratio of net investment income (loss) to average net assets (b) ....       (0.69%)         0.55%         0.30%


                                                                               INTERNATIONAL
                                                                             EQUITY SUB-ACCOUNT
                                                                         --------------------------
                                                                           JUNE 30,    DECEMBER 31,
                                                                             1998        1997 (h)
                                                                         ------------ -------------
Accumulation unit value, beginning of period .........................     $ 10.62       $ 10.00
 Income from operations:
  Net investment income (loss) .......................................       (0.06)        (0.05)
  Net realized and unrealized gain (loss) on investment ..............        1.87          0.67
                                                                           -------       -------
   Net income (loss) from operations .................................        1.81          0.62
                                                                           -------       -------
Accumulation unit value, end of period ...............................     $ 12.43       $ 10.62
                                                                           =======       =======
Total return (a) .....................................................       17.07%         6.17%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ..........................     $ 9,237       $ 6,377
 Ratio of net investment income (loss) to average net assets (b) .....       (1.07%)       (0.52%)


                                                                                U.S. EQUITY
                                                                                SUB-ACCOUNT
                                                                         --------------------------
                                                                           JUNE 30,    DECEMBER 31,
                                                                             1998        1997 (h)
                                                                         ------------ -------------
Accumulation unit value, beginning of period .........................     $  12.54      $ 10.00
 Income from operations:
  Net investment income (loss) .......................................         0.04         0.75
  Net realized and unrealized gain (loss) on investment ..............         1.67         1.79
                                                                           --------      -------
   Net income (loss) from operations .................................         1.71         2.54
                                                                           --------      -------
Accumulation unit value, end of period ...............................     $  14.25      $ 12.54
                                                                           ========      =======
Total return (a) .....................................................        13.63%       25.44%
Ratio and supplemental data:
 Net assets at end of period (in thousands) ..........................     $ 16,624      $12,377
 Ratio of net investment income (loss) to average net assets (b) .....         0.58%        6.37%

   The notes to the financial statements are an integral part of this report.

14  W R L  S e r i e s  A n n u i t y  A c c o u n t

                           WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                                   (unaudited)
                       ----------------------------------


                                                                         THIRD AVENUE
                                                                            VALUE
                                                                         SUB-ACCOUNT
                                                                        -------------
                                                                           JUNE 30,
                                                                           1998 (i)
                                                                        -------------
Accumulation unit value, beginning of period ........................      $ 10.00
 Income from operations:
  Net investment income (loss) ......................................        (0.06)
  Net realized and unrealized gain (loss) on investment .............        (0.41)
                                                                           -------
   Net income (loss) from operations ................................        (0.47)
                                                                           -------
Accumulation unit value, end of period ..............................      $  9.53
                                                                           =======
Total return (a) ....................................................        (4.68%)
Ratio and supplemental data:
 Net assets at end of period (in thousands) .........................      $ 4,642
 Ratio of net investment income (loss) to average net assets (b) ....        (1.22%)


                                                                         REAL ESTATE
                                                                         SECURITIES
                                                                         SUB-ACCOUNT
                                                                         -----------
                                                                          JUNE 30,
                                                                          1998 (j)
                                                                        ------------
Accumulation unit value, beginning of period ........................     $ 10.00
 Income from operations:
  Net investment income (loss) ......................................       (0.02)
  Net realized and unrealized gain (loss) on investment .............       (0.22)
                                                                          -------
   Net income (loss) from operations. ...............................       (0.24)
                                                                          -------
Accumulation unit value, end of period ..............................     $  9.76
                                                                          =======
Total return (a) ....................................................       (2.35%)
Ratio and supplemental data:
 Net assets at end of period (in thousands) .........................     $   370
 Ratio of net investment income (loss) to average net assets (b) ....       (1.22%)

NOTES TO SELECTED PER UNIT DATA AND RATIOS:

* The above tables illustrate the change for a unit outstanding computed using average units outstanding throughout each period.

-------------
(a) For periods less than one year, the total return is not annualized.
(b) For periods less than one year, the ratio of net investment income to average net assets is annualized.
(c) The inception date of this Sub-Account was March 1, 1993.
(d) The inception date of this Sub-Account was March 1, 1994.
(e) The inception date of this Sub-Account was January 3, 1995.
(f) This Sub-Account option became effective May 1, 1996.
(g) The inception date of this Sub-Account was May 1, 1996.
(h) The inception date of this Sub-Account was January 2, 1997.
(i) The inception date of this Sub-Account was January 2, 1998.
(j) The inception date of this Sub-Account was May 1, 1998.

   The notes to the financial statements are an integral part of this report.

                                1 9 9 8  S e m i - A n n u a l  R e p o r t  15

                           WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 1998
                                   (unaudited)
                          -----------------------------


NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The WRL Series Annuity Account (the "Annuity Account"), was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Annuity Account encompasses various contract types: the WRL Freedom Variable Annuity and the WRL Freedom Attainer ("Freedom and Attainer"); the WRL Freedom Bellwether, the WRL Freedom Conqueror, and the WRL Freedom Wealth Creator ("Bellwether, Conqueror, and Creator"). Information presented in these financial statements pertains only to the Freedom and Attainer contracts. The financial statements for the Bellwether, Conqueror, and Creator contracts are presented separately. Each contains seventeen investment options referred to as sub-accounts. Each sub-account invests in the corresponding Portfolio of the WRL Series Fund, Inc. (collectively referred to as the "Fund" and individually as a "Portfolio"), a registered management investment company under the Investment Company Act of 1940, as amended.

   The Fund has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies, some of which are affiliates of WRL. Each sub-adviser is compensated directly by WRL Management.

   On January 2, 1998 and May 1, 1998, WRL made initial contributions totaling $ 450,000 to the Freedom and Attainer Annuity Account. The respective amounts of the contributions and units received are as follows:

SUB-ACCOUNT                 CONTRIBUTIONS     UNITS
-----------                ---------------   -------
Third Avenue Value         $ 150,000         15,000
Real Estate Securities       300,000         30,000

   Freedom and Attainer sub-accounts hold assets to support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

   The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently applied in the preparation of the Trust's financial statements.

A. VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

   Investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund. Investment transactions are accounted for on the trade date at the Fund NAV next determined after receipt of sale or redemptions order without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. FEDERAL INCOME TAXES

   The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

C. ESTIMATES

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- CHARGES AND DEDUCTIONS

   Charges are assessed by WRL in connection with the issuance and administration of the Contracts.

A.  CONTRACT CHARGES

   No deduction for sales expenses is made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

   On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.

B. FREEDOM AND ATTAINER SUB-ACCOUNT CHARGES

   A daily charge equal to an annual rate of 1.25% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in

16  W R L  S e r i e s  A n n u i t y  A c c o u n t

                           WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                    NOTES TO FINANCIAL STATEMENTS (continued)
                                  June 30, 1998
                            All amounts in thousands
                                   (unaudited)
                    -----------------------------------------

NOTE 2 -- (CONTINUED)

connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 -- DIVIDENDS AND DISTRIBUTIONS

   Dividends of the Money Market Portfolio are declared daily and reinvested monthly. Dividends and capital gains distributions of the remaining Portfolios are typically declared and reinvested annually. Dividends and distributions of the Fund are recorded on the ex-date and are generally paid to and reinvested by the Annuity Account on the next business day after the ex-date. Dividends are not declared by the Annuity Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the unit price used to calculate the equity value within the Annuity Account. Consequently, a dividend distribution by the underlying Fund does not change either the unit price or equity values within the Annuity Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions are summarized as follows:
For the period ended June 30, 1998

                                                       MONEY MARKET               BOND                 GROWTH
                                                       SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
Purchase of long-term securities ....................   $ 39,768                $ 5,152                $ 9,121
Proceeds from sales of long-term securities .........     24,205                  8,982                 70,484

                                                                             STRATEGIC TOTAL          EMERGING
                                                         GLOBAL                   RETURN               GROWTH
                                                       SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
Purchase of long-term securities ....................   $  7,760                $ 6,339                $ 3,742
Proceeds from sales of long-term securities .........     20,628                  8,039                 17,487

                                                       AGGRESSIVE                                     GROWTH &
                                                         GROWTH                  BALANCED              INCOME
                                                       SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
Purchase of long-term securities ....................   $  5,296                $ 4,053                $ 5,356
Proceeds from sales of long-term securities .........      7,642                  2,200                  1,784

                                                     TACTICAL ASSET             C.A.S.E.               GLOBAL
                                                       ALLOCATION                GROWTH                SECTOR
                                                       SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
Purchase of long-term securities ....................   $ 10,074                $ 1,683                $   242
Proceeds from sales of long-term securities .........      5,798                  4,180                    245

                                                         VALUE                INTERNATIONAL
                                                         EQUITY                  EQUITY              U.S. EQUITY
                                                       SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
Purchase of long-term securities ....................   $  5,570                $ 3,806                $ 8,113
Proceeds from sales of long-term securities .........      4,925                  2,049                  6,079

                                                       THIRD AVENUE            REAL ESTATE
                                                         VALUE                 SECURITIES
                                                       SUB-ACCOUNT (a)         SUB-ACCOUNT (b)
Purchase of long-term securities ....................   $  6,154                $   498
Proceeds from sales of long-term securities .........      1,205                    118

-------------
(a) The inception date of this Sub-Account was January 2, 1998.
(b) The inception date of this Sub-Account was May 1, 1998.

                                1 9 9 8  S e m i - A n n u a l  R e p o r t  17

                           WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                    NOTES TO FINANCIAL STATEMENTS (continued)
                                  June 30, 1998
                            All amounts in thousands
                                   (unaudited)
                    -----------------------------------------

NOTE 5 -- UNIT ACTIVITY

For the period ended June 30, 1998

                                              MONEY MARKET            BOND                GROWTH
                                              SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
Units balance - beginning of year .........     2,860.8             2,360.4               14,841.9
Units issued ..............................     4,902.1               444.5                  806.8
Units redeemed ............................     3,861.3               626.0                2,205.9
                                                -------             -------               --------
Units balance - end of period .............     3,901.6             2,178.9               13,442.8
                                                =======             =======               ========

                                                                STRATEGIC TOTAL
                                                GLOBAL              RETURN             EMERGING GROWTH
                                              SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
Units balance - beginning of year .........    10,843.8             8,830.8                7,179.8
Units issued ..............................     1,111.1               852.0                  656.8
Units redeemed ............................     1,564.3               976.6                1,210.5
                                               --------             -------               --------
Units balance - end of period .............    10,390.6             8,706.2                6,626.1
                                               ========             =======               ========

                                              AGGRESSIVE                                   GROWTH &
                                                GROWTH             BALANCED                INCOME
                                              SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
Units balance - beginning of year .........     4,172.9             1,238.7                  884.7
Units issued ..............................       499.2               401.9                  452.4
Units redeemed ............................       683.6               262.0                  257.3
                                               --------             -------               --------
Units balance - end of period .............     3,988.5             1,378.6                1,079.8
                                               ========             =======               ========

                                             TACTICAL ASSET        C.A.S.E.                GLOBAL
                                               ALLOCATION           GROWTH                 SECTOR
                                              SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
Units balance - beginning of year .........     5,049.4             1,120.9                  219.7
Units issued ..............................       940.8               134.2                   25.4
Units redeemed ............................       780.8               327.9                   28.4
                                               --------             -------               --------
Units balance - end of period .............     5,209.4               927.2                  216.7
                                               ========             =======               ========

                                                 VALUE           INTERNATIONAL
                                                EQUITY              EQUITY               U.S. EQUITY
                                              SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
Units balance - beginning of year .........     3,562.2               600.6                  986.6
Units issued ..............................       831.4               343.8                  751.0
Units redeemed ............................       801.0               201.2                  571.4
                                               --------             -------               --------
Units balance - end of period .............     3,592.6               743.2                1,166.2
                                               ========             =======               ========

                                              THIRD AVENUE        REAL ESTATE
                                                 VALUE            SECURITIES
                                              SUB-ACCOUNT (a)     SUB-ACCOUNT (b)
Units balance - beginning of year .........         N/A                 N/A
Units issued ..............................       683.9                50.1
Units redeemed ............................       196.9                12.2
                                               --------             -------
Units balance - end of period .............       487.0                37.9
                                               ========             =======

----------
(a) The inception date of this Sub-Account was January 2, 1998.
(b) The inception date of this Sub-Account was May 1, 1998.

18  W R L  S e r i e s  A n n u i t y  A c c o u n t

                           WRL SERIES ANNUITY ACCOUNT
                              FREEDOM AND ATTAINER
                    NOTES TO FINANCIAL STATEMENTS (continued)
                                  June 30, 1998
                            All amounts in thousands
                                   (unaudited)
                    ----------------------------------------

NOTE 6 -- OTHER MATTERS

At June 30, 1998, the equity accounts included net unrealized appreciation (depreciation) on investments as follows:


SUB-ACCOUNT
-----------
Money Market ......................  $    N/A
Bond ..............................     2,065
Growth ............................   279,707
Global ............................   103,752
Strategic Total Return ............    40,597
Emerging Growth ...................    66,143
Aggressive Growth .................    23,128
Balanced ..........................     1,646
Growth & Income ...................       333
Tactical Asset Allocation .........    10,713
C.A.S.E. Growth ...................    (1,067)
Global Sector .....................       150
Value Equity ......................     7,670
International Equity ..............       657
U.S. Equity .......................     1,113
Third Avenue Value ................      (297)
eal Estate Securities ............         (6)

                                1 9 9 8  S e m i - A n n u a l  R e p o r t  19

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                       STATEMENT OF ASSETS AND LIABILITIES
                                At June 30, 1998
                  All amounts (except unit value) in thousands
                                   (unaudited)
                  --------------------------------------------


                                                           MONEY MARKET         BOND          GROWTH
                                                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                           ------------     -----------     -----------
ASSETS:
  Investment in WRL Series Fund, Inc.:
   Shares .............................................         68,616           6,352         12,390
                                                             =========       =========      =========
   Cost ...............................................      $  68,616       $  70,855      $ 426,006
                                                             =========       =========      =========
  Investment, at net asset value ......................      $  68,616       $  73,496      $ 614,839
  Transfers receivable from depositor .................             85              87            674
                                                             ---------       ---------      ---------
   Total assets .......................................         68,701          73,583        615,513
                                                             ---------       ---------      ---------
LIABILITIES:
  Accrued expenses ....................................              3               3             24
  Transfers payable to depositor ......................              0               0              0
                                                             ---------       ---------      ---------
   Total liabilities ..................................              3               3             24
                                                             ---------       ---------      ---------
   Net assets .........................................      $  68,698       $  73,580      $ 615,489
                                                             =========       =========      =========
NET ASSETS:
  Contract Owners' equity:
   Units ..............................................        5,837.4         5,314.7       24,536.5
                                                             =========       =========      =========
   Unit value .........................................      $   11.77       $   13.84      $   25.08
                                                             =========       =========      =========
   Contract Owners' equity ............................      $  68,698       $  73,580      $ 615,489
                                                             ---------       ---------      ---------
  Depositor's equity:
   Units ..............................................            N/A             N/A            N/A
                                                             =========       =========      =========
   Unit value .........................................      $     N/A       $     N/A      $     N/A
                                                             =========       =========      =========
   Depositor's equity .................................      $     N/A       $     N/A      $     N/A
                                                             ---------       ---------      ---------
   Net assets applicable to outstanding units .........      $  68,698       $  73,580      $ 615,489
                                                             =========       =========      =========


                                                                             STRATEGIC
                                                              GLOBAL       TOTAL RETURN     EMERGING GROWTH
                                                           SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                                           -----------     ------------     ---------------
ASSETS:
  Investment in WRL Series Fund, Inc.:
   Shares .............................................        20,835           19,245            13,219
                                                            =========        =========         =========
   Cost ...............................................     $ 388,383        $ 266,608         $ 248,680
                                                            =========        =========         =========
  Investment, at net asset value ......................     $ 508,522        $ 317,469         $ 329,161
  Transfers receivable from depositor .................           557                0               323
                                                            ---------        ---------         ---------
   Total assets .......................................       509,079          317,469           329,484
                                                            ---------        ---------         ---------
LIABILITIES:
  Accrued expenses ....................................            20               12                13
  Transfers payable to depositor ......................             0              165                 0
                                                            ---------        ---------         ---------
   Total liabilities ..................................            20              177                13
                                                            ---------        ---------         ---------
   Net assets .........................................     $ 509,059        $ 317,292         $ 329,471
                                                            =========        =========         =========
NET ASSETS:
  Contract Owners' equity:
   Units ..............................................      16,624.1         16,226.7          11,809.2
                                                            =========        =========         =========
   Unit value .........................................     $   30.62        $   19.55         $   27.90
                                                            =========        =========         =========
   Contract Owners' equity ............................     $ 509,059        $ 317,292         $ 329,471
                                                            ---------        ---------         ---------
  Depositor's equity:
   Units ..............................................           N/A              N/A               N/A
                                                            =========        =========         =========
   Unit value .........................................     $     N/A        $     N/A         $     N/A
                                                            =========        =========         =========
   Depositor's equity .................................     $     N/A        $     N/A         $     N/A
                                                            ---------        ---------         ---------
   Net assets applicable to outstanding units .........     $ 509,059        $ 317,292         $ 329,471
                                                            =========        =========         =========

   The notes to the financial statements are an integral part of this report.

20  W R L  S e r i e s  A n n u i t y  A c c o u n t

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                       STATEMENT OF ASSETS AND LIABILITIES
                                At June 30, 1998
                  All amounts (except unit value) in thousands
                                   (unaudited)
                  --------------------------------------------


                                                                                                  GROWTH &
                                                           AGGRESSIVE GROWTH       BALANCED        INCOME
                                                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                                          ------------------     -----------     -----------
ASSETS:
  Investment in WRL Series Fund, Inc.:
   Shares .............................................            11,061             4,361          3,884
                                                               ==========          ========       ========
   Cost ...............................................        $  170,411          $ 49,533       $ 47,921
                                                               ==========          ========       ========
  Investment, at net asset value ......................        $  221,653          $ 54,322       $ 48,300
  Transfers receivable from depositor .................                 0                 0              0
                                                               ----------          --------       --------
   Total assets .......................................           221,653            54,322         48,300
                                                               ----------          --------       --------
LIABILITIES:
  Accrued expenses ....................................                 9                 2              2
  Transfers payable to depositor ......................               392               100             46
                                                               ----------          --------       --------
   Total liabilities ..................................               401               102             48
                                                               ----------          --------       --------
   Net assets .........................................        $  221,252          $ 54,220       $ 48,252
                                                               ==========          ========       ========
NET ASSETS:
  Contract Owners' equity:
   Units ..............................................           9,845.2           3,767.8        3,037.4
                                                               ==========          ========       ========
   Unit value .........................................        $    22.47          $  14.39       $  15.89
                                                               ==========          ========       ========
   Contract Owners' equity ............................        $  221,252          $ 54,220       $ 48,252
                                                               ----------          --------       --------
  Depositor's equity:
   Units ..............................................               N/A               N/A            N/A
                                                               ==========          ========       ========
   Unit value .........................................        $      N/A          $    N/A       $    N/A
                                                               ==========          ========       ========
   Depositor's equity .................................        $      N/A          $    N/A       $    N/A
                                                               ----------          --------       --------
   Net assets applicable to outstanding units .........        $  221,252          $ 54,220       $ 48,252
                                                               ==========          ========       ========


                                                          TACTICAL ASSET
                                                             ALLOCATION      C.A.S.E. GROWTH     GLOBAL SECTOR
                                                            SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                          --------------     ---------------     -------------
ASSETS:
  Investment in WRL Series Fund, Inc.:
   Shares .............................................         15,910              2,653               962
                                                             =========           ========          ========
   Cost ...............................................      $ 205,937           $ 37,682          $ 10,468
                                                             =========           ========          ========
  Investment, at net asset value ......................      $ 226,513           $ 37,579          $ 10,958
  Transfers receivable from depositor .................            184                  0                 5
                                                             ---------           --------          --------
   Total assets .......................................        226,697             37,579            10,963
                                                             ---------           --------          --------
LIABILITIES:
  Accrued expenses ....................................              9                  1                 0
  Transfers payable to depositor ......................              0                 22                 0
                                                             ---------           --------          --------
   Total liabilities ..................................              9                 23                 0
                                                             ---------           --------          --------
   Net assets .........................................      $ 226,688           $ 37,556          $ 10,963
                                                             =========           ========          ========
NET ASSETS:
  Contract Owners' equity:
   Units ..............................................       13,868.0            2,963.2             933.0
                                                             =========           ========          ========
   Unit value .........................................      $   16.35           $  12.67          $  11.75
                                                             =========           ========          ========
   Contract Owners' equity ............................      $ 226,688           $ 37,556          $ 10,963
                                                             ---------           --------          --------
  Depositor's equity:
   Units ..............................................            N/A                N/A               N/A
                                                             =========           ========          ========
   Unit value .........................................      $     N/A           $    N/A          $    N/A
                                                             =========           ========          ========
   Depositor's equity .................................      $     N/A           $    N/A          $    N/A
                                                             ---------           --------          --------
   Net assets applicable to outstanding units .........      $ 226,688           $ 37,556          $ 10,963
                                                             =========           ========          ========

   The notes to the financial statements are an integral part of this report.

                                1 9 9 8  S e m i - A n n u a l  R e p o r t  21

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                       STATEMENT OF ASSETS AND LIABILITIES
                                At June 30, 1998
                  All amounts (except unit value) in thousands
                                   (unaudited)
                  --------------------------------------------


                                                                            INTERNATIONAL
                                                           VALUE EQUITY        EQUITY        U.S. EQUITY
                                                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                                           ------------     -------------    -----------
ASSETS:
  Investment in WRL Series Fund, Inc.:
   Shares .............................................          8,041           1,485           3,253
                                                             =========        ========        ========
   Cost ...............................................      $ 104,247        $ 17,149        $ 41,737
                                                             =========        ========        ========
  Investment, at net asset value ......................      $ 118,382        $ 18,706        $ 45,061
  Transfers receivable from depositor .................              0              36             781
                                                             ---------        --------        --------
   Total assets .......................................        118,382          18,742          45,842
                                                             ---------        --------        --------
LIABILITIES:
  Accrued expenses ....................................              5               1               2
  Transfers payable to depositor ......................            275               0               0
                                                             ---------        --------        --------
   Total liabilities ..................................            280               1               2
                                                             ---------        --------        --------
   Net assets .........................................      $ 118,102        $ 18,741        $ 45,840
                                                             =========        ========        ========
NET ASSETS:
  Contract Owners' equity:
   Units ..............................................        8,100.7         1,481.2         3,208.1
                                                             =========        ========        ========
   Unit value .........................................      $   14.58        $  12.40        $  14.22
                                                             =========        ========        ========
   Contract Owners' equity ............................      $ 118,102        $ 18,369        $ 45,627
                                                             ---------        --------        --------
  Depositor's equity:
   Units ..............................................            N/A            30.0            15.0
                                                             =========        ========        ========
   Unit value .........................................      $     N/A        $  12.40        $  14.22
                                                             =========        ========        ========
   Depositor's equity .................................      $     N/A        $    372        $    213
                                                             ---------        --------        --------
   Net assets applicable to outstanding units .........      $ 118,102        $ 18,741        $ 45,840
                                                             =========        ========        ========


                                                             THIRD AVENUE        REAL ESTATE
                                                                VALUE            SECURITIES
                                                           SUB-ACCOUNT (a)     SUB-ACCOUNT (b)
                                                           ---------------     ---------------
ASSETS:
  Investment in WRL Series Fund, Inc.:
   Shares .............................................             907                57
                                                               ========            ======
   Cost ...............................................        $  9,218            $  561
                                                               ========            ======
  Investment, at net asset value ......................        $  8,700            $  554
  Transfers receivable from depositor .................               2                 0
                                                               --------            ------
   Total assets .......................................           8,702               554
                                                               --------            ------
LIABILITIES:
  Accrued expenses ....................................               0                 0
  Transfers payable to depositor ......................               0                 0
                                                               --------            ------
   Total liabilities ..................................               0                 0
                                                               --------            ------
   Net assets .........................................        $  8,702            $  554
                                                               ========            ======
NET ASSETS:
  Contract Owners' equity:
   Units ..............................................           898.6              26.7
                                                               ========            ======
   Unit value .........................................        $   9.52            $ 9.76
                                                               ========            ======
   Contract Owners' equity ............................        $  8,559            $  261
                                                               --------            ------
  Depositor's equity:
   Units ..............................................            15.0              30.0
                                                               ========            ======
   Unit value .........................................        $   9.52            $ 9.76
                                                               ========            ======
   Depositor's equity .................................        $    143            $  293
                                                               --------            ------
   Net assets applicable to outstanding units .........        $  8,702            $  554
                                                               ========            ======

-------------
(a) The inception date of this Sub-Account was January 2, 1998.
(b) The inception date of this Sub-Account was May 1, 1998.

   The notes to the financial statements are an integral part of this report.

22  W R L  S e r i e s  A n n u i t y  A c c o u n t

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                             STATEMENT OF OPERATIONS
                         For period ended June 30, 1998
                            All amounts in thousands
                                   (unaudited)
                       ----------------------------------


                                                                            MONEY MARKET         BOND          GROWTH
                                                                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                                            ------------     -----------     -----------
INVESTMENT INCOME:
 Dividend income .......................................................      $  1,753         $    98       $     387
 Capital gain distributions ............................................             0               0           4,987
                                                                              --------         -------       ---------
  Total investment income ..............................................         1,753              98           5,374
EXPENSES:
 Mortality and expense risk ............................................           469             476           3,558
                                                                              --------         -------       ---------
  Net investment income (loss) .........................................         1,284            (378)          1,816
                                                                              --------         -------       ---------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions .................             0             (12)         13,545
 Change in unrealized appreciation (depreciation) ......................             0           2,582         138,065
                                                                              --------         -------       ---------
  Net gain (loss) on investments .......................................             0           2,570         151,610
                                                                              --------         -------       ---------
   Net increase (decrease) in equity accounts resulting from operations       $  1,284         $ 2,192       $ 153,426
                                                                              ========         =======       =========


                                                                                              STRATEGIC       EMERGING
                                                                               GLOBAL       TOTAL RETURN       GROWTH
                                                                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                                                            -----------     ------------     -----------
INVESTMENT INCOME:
 Dividend income .......................................................     $   2,661        $    816        $      0
 Capital gain distributions ............................................             0           2,130             532
                                                                             ---------        --------        --------
  Total investment income ..............................................         2,661           2,946             532
EXPENSES:
 Mortality and expense risk ............................................         3,051           2,106           2,006
                                                                             ---------        --------        --------
  Net investment income (loss) .........................................          (390)            840          (1,474)
                                                                             ---------        --------        --------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions .................         6,922           1,971           9,420
 Change in unrealized appreciation (depreciation) ......................        99,559          13,942          48,620
                                                                             ---------        --------        --------
  Net gain (loss) on investments .......................................       106,481          15,913          58,040
                                                                             ---------        --------        --------
   Net increase (decrease) in equity accounts resulting from operations      $ 106,091        $ 16,753        $ 56,566
                                                                             =========        ========        ========

   The notes to the financial statements are an integral part of this report.

                                1 9 9 8  S e m i - A n n u a l  R e p o r t  23

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                             STATEMENT OF OPERATIONS
                         For period ended June 30, 1998
                            All amounts in thousands
                                   (unaudited)
                       ----------------------------------

                                                                             AGGRESSIVE                      GROWTH &
                                                                               GROWTH         BALANCED        INCOME
                                                                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                                            -----------     -----------     -----------
INVESTMENT INCOME:
 Dividend income .......................................................      $    571        $   181        $    852
 Capital gain distributions ............................................         3,215             55             170
                                                                              --------        -------        --------
  Total investment income ..............................................         3,786            236           1,022
EXPENSES:
 Mortality and expense risk ............................................         1,288            352             305
                                                                              --------        -------        --------
  Net investment income (loss) .........................................         2,498           (116)            717
                                                                              --------        -------        --------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions .................         2,571            470           1,012
 Change in unrealized appreciation (depreciation) ......................        39,124          1,257          (1,442)
                                                                              --------        -------        --------
  Net gain (loss) on investments .......................................        41,695          1,727            (430)
                                                                              --------        -------        --------
   Net increase (decrease) in equity accounts resulting from operations       $ 44,193        $ 1,611        $    287
                                                                              ========        =======        ========


                                                                            TACTICAL ASSET       C.A.S.E.        GLOBAL
                                                                              ALLOCATION          GROWTH         SECTOR
                                                                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                                                            --------------     -----------     -----------
INVESTMENT INCOME:
 Dividend income .......................................................       $    496          $   924         $  43
 Capital gain distributions ............................................          4,738              227             0
                                                                               --------          -------         -----
  Total investment income ..............................................          5,234            1,151            43
EXPENSES:
 Mortality and expense risk ............................................          1,481              251            73
                                                                               --------          -------         -----
  Net investment income (loss) .........................................          3,753              900           (30)
                                                                               --------          -------         -----
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions .................          1,244              465            92
 Change in unrealized appreciation (depreciation) ......................          7,573             (304)          897
                                                                               --------          -------         -----
  Net gain (loss) on investments .......................................          8,817              161           989
                                                                               --------          -------         -----
   Net increase (decrease) in equity accounts resulting from operations        $ 12,570          $ 1,061         $ 959
                                                                               ========          =======         =====


   The notes to the financial statements are an integral part of this report.

24  W R L  S e r i e s  A n n u i t y  A c c o u n t

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                             STATEMENT OF OPERATIONS
                         For period ended June 30, 1998
                            All amounts in thousands
                                   (unaudited)
                       ----------------------------------


                                                                                             INTERNATIONAL
                                                                            VALUE EQUITY        EQUITY        U.S. EQUITY
                                                                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                                                            ------------     -------------    -----------
INVESTMENT INCOME:
 Dividend income .......................................................      $    59          $     14         $   348
 Capital gain distributions ............................................          255                 0              58
                                                                              -------          --------         -------
  Total investment income ..............................................          314                14             406
EXPENSES:
 Mortality and expense risk ............................................          767               100             255
                                                                              -------          --------         -------
  Net investment income (loss) .........................................         (453)              (86)            151
                                                                              -------          --------         -------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions .................        1,776               119             953
 Change in unrealized appreciation (depreciation) ......................        3,652             1,940           3,241
                                                                              -------          --------         -------
  Net gain (loss) on investments .......................................        5,428             2,059           4,194
                                                                              -------          --------         -------
   Net increase (decrease) in equity accounts resulting from operations       $ 4,975          $  1,973         $ 4,345
                                                                              =======          ========         =======


                                                                              THIRD AVENUE      REAL ESTATE
                                                                                 VALUE          SECURITIES
                                                                            SUB-ACCOUNT (a)   SUB-ACCOUNT (b)
                                                                            ---------------   ---------------
INVESTMENT INCOME:
 Dividend income .......................................................        $     0          $     0
 Capital gain distributions ............................................              0                0
                                                                                -------          -------
  Total investment income ..............................................              0                0
EXPENSES:
 Mortality and expense risk ............................................             44                1
                                                                                -------          -------
  Net investment income (loss) .........................................            (44)              (1)
                                                                                -------          -------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions .................             14               (1)
 Change in unrealized appreciation (depreciation) ......................           (518)              (7)
                                                                                -------          -------
  Net gain (loss) on investments .......................................           (504)              (8)
                                                                                -------          -------
   Net increase (decrease) in equity accounts resulting from operations         $  (548)         $    (9)
                                                                                =======          =======

-------------
(a) The inception date of this Sub-Account was January 2, 1998.
(b) The inception date of this Sub-Account was May 1, 1998.

   The notes to the financial statements are an integral part of this report.

                                  1 9 9 8 S e m i - A n n u a l R e p o r t  25

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                       STATEMENT OF CHANGES IN NET ASSETS
                              For the period ended
                            All amounts in thousands
                                   (unaudited)
                       ----------------------------------


                                                                 MONEY MARKET                   BOND
                                                                  SUB-ACCOUNT                SUB-ACCOUNT
                                                            -----------------------    ------------------------
                                                            JUNE 30,   DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                              1998         1997          1998          1997
                                                            --------   ------------    --------    ------------
OPERATIONS:
  Net investment income (loss) ...........................  $  1,284     $  2,409      $   (378)     $  2,193
  Net gain (loss) on investment ..........................         0            0         2,570           976
                                                            --------     --------      --------      --------
  Net increase (decrease) in equity accounts resulting
   from operations .......................................     1,284        2,409         2,192         3,169
                                                            --------     --------      --------      --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ....................    14,629       13,128        10,687        27,784
                                                            --------     --------      --------      --------
  Less cost of units redeemed:
   Administrative charges ................................        19           29            22            30
   Policy loans ..........................................         5           28             4             7
   Surrender benefits ....................................     8,493       11,282         3,487         4,268
   Death benefits ........................................       850          461           162           327
                                                            --------     --------      --------      --------
                                                               9,367       11,800         3,675         4,632
                                                            --------     --------      --------      --------
   Increase (decrease) in equity accounts from capital
    unit transactions ....................................     5,262        1,328         7,012        23,152
                                                            --------     --------      --------      --------
   Net increase (decrease) in equity accounts ............     6,546        3,737         9,204        26,321
  Depositor's equity contribution (redemption) ...........         0            0             0             0
NET ASSETS:
  Beginning of period ....................................    62,152       58,415        64,376        38,055
                                                            --------     --------      --------      --------
  End of period ..........................................  $ 68,698     $ 62,152      $ 73,580      $ 64,376
                                                            ========     ========      ========      ========


                                                                     GROWTH
                                                                  SUB-ACCOUNT
                                                            -------------------------
                                                             JUNE 30,    DECEMBER 31,
                                                               1998          1997
                                                            ---------    ------------
OPERATIONS:
  Net investment income (loss) ...........................  $   1,816     $  40,430
  Net gain (loss) on investment ..........................    151,610        12,938
                                                            ---------     ---------
  Net increase (decrease) in equity accounts resulting
   from operations .......................................    153,426        53,368
                                                            ---------     ---------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ....................     52,458        89,734
                                                            ---------     ---------
  Less cost of units redeemed:
   Administrative charges ................................        241           356
   Policy loans ..........................................        113           165
   Surrender benefits ....................................     21,477        25,016
   Death benefits ........................................        689         3,145
                                                            ---------     ---------
                                                               22,520        28,682
                                                            ---------     ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ....................................     29,938        61,052
                                                            ---------     ---------
   Net increase (decrease) in equity accounts ............    183,364       114,420
  Depositor's equity contribution (redemption) ...........          0             0
NET ASSETS:
  Beginning of period ....................................    432,125       317,705
                                                            ---------     ---------
  End of period ..........................................  $ 615,489     $ 432,125
                                                            =========     =========


                                                                    GLOBAL
                                                                 SUB-ACCOUNT
                                                           -------------------------
                                                            JUNE 30,    DECEMBER 31,
                                                              1998          1997
                                                           ---------    ------------
OPERATIONS:
  Net investment income (loss) .........................   $    (390)     $  39,353
  Net gain (loss) on investment ........................     106,481          4,847
                                                           ---------      ---------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................     106,091         44,200
                                                           ---------      ---------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................      48,177        120,751
                                                           ---------      ---------
  Less cost of units redeemed:
   Administrative charges ..............................         183            247
   Policy loans ........................................          66            132
   Surrender benefits ..................................      15,828         19,577
   Death benefits ......................................         644          1,438
                                                           ---------      ---------
                                                              16,721         21,394
                                                           ---------      ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................      31,456         99,357
                                                           ---------      ---------
   Net increase (decrease) in equity accounts ..........     137,547        143,557
  Depositor's equity contribution (redemption) .........           0              0
NET ASSETS:
  Beginning of period ..................................     371,512        227,955
                                                           ---------      ---------
  End of period ........................................   $ 509,059      $ 371,512
                                                           =========      =========


                                                                  STRATEGIC
                                                                TOTAL RETURN              EMERGING GROWTH
                                                                 SUB-ACCOUNT                SUB-ACCOUNT
                                                          -------------------------   -------------------------
                                                           JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                             1998          1997          1998          1997
                                                          ---------    ------------   ---------    ------------
OPERATIONS:
  Net investment income (loss) .........................  $     840      $  19,963    $  (1,474)    $  20,700
  Net gain (loss) on investment ........................     15,913         23,213       58,040        18,088
                                                          ---------      ---------    ---------     ---------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................     16,753         43,176       56,566        38,788
                                                          ---------      ---------    ---------     ---------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................     33,977         57,079       25,188        54,227
                                                          ---------      ---------    ---------     ---------
  Less cost of units redeemed:
   Administrative charges ..............................         89            140          135           198
   Policy loans ........................................         12             65           45           114
   Surrender benefits ..................................     12,260         15,264       10,425        12,701
   Death benefits ......................................        432          1,736          408           861
                                                          ---------      ---------    ---------     ---------
                                                             12,793         17,205       11,013        13,874
                                                          ---------      ---------    ---------     ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................     21,184         39,874       14,175        40,353
                                                          ---------      ---------    ---------     ---------
   Net increase (decrease) in equity accounts ..........     37,937         83,050       70,741        79,141
  Depositor's equity contribution (redemption) .........          0              0            0             0
NET ASSETS:
  Beginning of period ..................................    279,355        196,305      258,730       179,589
                                                          ---------      ---------    ---------     ---------
  End of period ........................................  $ 317,292      $ 279,355    $ 329,471     $ 258,730
                                                          =========      =========    =========     =========

   The notes to the financial statements are an integral part of this report.

26  W R L  S e r i e s  A n n u i t y  A c c o u n t

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                       STATEMENT OF CHANGES IN NET ASSETS
                              For the period ended
                            All amounts in thousands
                                   (unaudited)
                       ----------------------------------


                                                                AGGRESSIVE GROWTH               BALANCED
                                                                   SUB-ACCOUNT                 SUB-ACCOUNT
                                                             ------------------------    ------------------------
                                                             JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                               1998          1997          1998          1997
                                                             --------    ------------    --------    ------------
OPERATIONS:
  Net investment income (loss) ...........................   $  2,498      $  12,713     $   (116)     $  3,921
  Net gain (loss) on investment ..........................     41,695         11,949        1,727         1,279
                                                             --------      ---------     --------      --------
  Net increase (decrease) in equity accounts resulting
   from operations .......................................     44,193         24,662        1,611         5,200
                                                             --------      ---------     --------      --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ....................     22,222         45,729       11,148        12,830
                                                             --------      ---------     --------      --------
  Less cost of units redeemed:
   Administrative charges ................................         93            135           17            24
   Policy loans ..........................................         54             61           13             0
   Surrender benefits ....................................      7,151          8,242        2,331         2,303
   Death benefits ........................................        266            384           80           535
                                                             --------      ---------     --------      --------
                                                                7,564          8,822        2,441         2,862
                                                             --------      ---------     --------      --------
   Increase (decrease) in equity accounts from capital
    unit transactions ....................................     14,658         36,907        8,707         9,968
                                                             --------      ---------     --------      --------
   Net increase (decrease) in equity accounts ............     58,851         61,569       10,318        15,168
  Depositor's equity contribution (redemption) ...........          0              0            0             0
NET ASSETS:
  Beginning of period ....................................    162,401        100,832       43,902        28,734
                                                             --------      ---------     --------      --------
  End of period ..........................................  $ 221,252      $ 162,401     $ 54,220      $ 43,902
                                                            =========      =========     ========      ========


                                                                GROWTH & INCOME
                                                                  SUB-ACCOUNT
                                                             ------------------------
                                                             JUNE 30,    DECEMBER 31,
                                                               1998          1997
                                                             --------    ------------
OPERATIONS:
  Net investment income (loss) ...........................   $    717      $  4,651
  Net gain (loss) on investment ..........................       (430)        1,110
                                                             --------      --------
  Net increase (decrease) in equity accounts resulting
   from operations .......................................        287         5,761
                                                             --------      --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ....................     13,362        13,075
                                                             --------      --------
  Less cost of units redeemed:
   Administrative charges ................................         14            18
   Policy loans ..........................................         10            14
   Surrender benefits ....................................      1,873         1,590
   Death benefits ........................................         91           595
                                                             --------      --------
                                                                1,988         2,217
                                                             --------      --------
   Increase (decrease) in equity accounts from capital
    unit transactions ....................................     11,374        10,858
                                                             --------      --------
   Net increase (decrease) in equity accounts ............     11,661        16,619
  Depositor's equity contribution (redemption) ...........          0             0
NET ASSETS:
  Beginning of period ....................................     36,591        19,972
                                                             --------      --------
  End of period ..........................................   $ 48,252      $ 36,591
                                                             ========      ========

                                                            TACTICAL ASSET ALLOCATION       C.A.S.E. GROWTH
                                                                   SUB-ACCOUNT                SUB-ACCOUNT
                                                            -------------------------   -----------------------
                                                             JUNE 30,    DECEMBER 31,   JUNE 30,   DECEMBER 31,
                                                               1998          1997         1998         1997
                                                            ---------    ------------   --------   ------------
OPERATIONS:
  Net investment income (loss) ...........................   $  3,753      $  12,057    $    900     $  2,501
  Net gain (loss) on investment ..........................      8,817         10,512         161          (75)
                                                             --------      ---------    --------     --------
  Net increase (decrease) in equity accounts resulting
   from operations .......................................     12,570         22,569       1,061        2,426
                                                             --------      ---------    --------     --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ....................     29,045         58,937       5,547       18,228
                                                             --------      ---------    --------     --------
  Less cost of units redeemed:
   Administrative charges ................................         52             70          12           12
   Policy loans ..........................................         13             36           7            7
   Surrender benefits ....................................      8,702         11,696         983          951
   Death benefits ........................................        244          1,197          45          206
                                                             --------      ---------    --------     --------
                                                                9,011         12,999       1,047        1,176
                                                             --------      ---------    --------     --------
   Increase (decrease) in equity accounts from capital
    unit transactions ....................................     20,034         45,938       4,500       17,052
                                                             --------      ---------    --------     --------
   Net increase (decrease) in equity accounts ............     32,604         68,507       5,561       19,478
  Depositor's equity contribution (redemption) ...........          0              0           0          (25)
NET ASSETS:
  Beginning of period ....................................    194,084        125,577      31,995       12,542
                                                             --------      ---------    --------     --------
  End of period ..........................................  $ 226,688      $ 194,084    $ 37,556     $ 31,995
                                                            =========      =========    ========     ========


                                                                  GLOBAL SECTOR
                                                                   SUB-ACCOUNT
                                                             ------------------------
                                                             JUNE 30,    DECEMBER 31,
                                                               1998          1997
                                                             --------    ------------
OPERATIONS:
  Net investment income (loss) ...........................   $    (30)    $    416
  Net gain (loss) on investment ..........................        989         (382)
                                                             --------     --------
  Net increase (decrease) in equity accounts resulting
   from operations .......................................        959           34
                                                             --------     --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ....................        (78)       7,204
                                                             --------     --------
  Less cost of units redeemed:
   Administrative charges ................................          4            3
   Policy loans ..........................................          3            1
   Surrender benefits ....................................        255          390
   Death benefits ........................................          0            9
                                                             --------     --------
                                                                  262          403
                                                             --------     --------
   Increase (decrease) in equity accounts from capital
    unit transactions ....................................       (340)       6,801
                                                             --------     --------
   Net increase (decrease) in equity accounts ............        619        6,835
  Depositor's equity contribution (redemption) ...........          0            0
NET ASSETS:
  Beginning of period ....................................     10,344        3,509
                                                             --------     --------
  End of period ..........................................   $ 10,963     $ 10,344
                                                             ========     ========

   The notes to the financial statements are an integral part of this report.

                                1 9 9 8  S e m i - A n n u a l  R e p o r t  27

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                       STATEMENT OF CHANGES IN NET ASSETS
                              For the period ended
                            All amounts in thousands
                                   (unaudited)
                       ----------------------------------


                                                                   VALUE EQUITY
                                                                   SUB-ACCOUNT
                                                             -------------------------
                                                              JUNE 30,    DECEMBER 31,
                                                                1998          1997
                                                             ---------    ------------
OPERATIONS:
  Net investment income (loss) ...........................   $    (453)     $    384
  Net gain (loss) on investment ..........................       5,428        10,382
                                                             ---------      --------
  Net increase (decrease) in equity accounts resulting
   from operations .......................................       4,975        10,766
                                                             ---------      --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ....................      20,878        67,627
                                                             ---------      --------
  Less cost of units redeemed:
   Administrative charges ................................          28            26
   Policy loans ..........................................          36            10
   Surrender benefits ....................................       4,902         4,425
   Death benefits ........................................          57           248
                                                             ---------      --------
                                                                 5,023         4,709
                                                             ---------      --------
   Increase (decrease) in equity accounts from capital
    unit transactions ....................................      15,855        62,918
                                                             ---------      --------
   Net increase (decrease) in equity accounts ............      20,830        73,684
  Depositor's equity contribution (redemption) ...........           0          (171)
NET ASSETS:
  Beginning of period ....................................      97,272        23,759
                                                             ---------      --------
  End of period ..........................................   $ 118,102      $ 97,272
                                                             =========      ========


                                                              INTERNATIONAL EQUITY           U.S. EQUITY
                                                                   SUB-ACCOUNT               SUB-ACCOUNT
                                                             ------------------------   -----------------------
                                                             JUNE 30,    DECEMBER 31,   JUNE 30,   DECEMBER 31,
                                                               1998        1997 (a)       1998       1997 (a)
                                                             --------    ------------   --------   ------------
OPERATIONS:
  Net investment income (loss) ...........................   $    (86)     $    (35)    $    151     $    839
  Net gain (loss) on investment ..........................      2,059          (219)       4,194          891
                                                             --------      --------     --------     --------
  Net increase (decrease) in equity accounts resulting
   from operations .......................................      1,973          (254)       4,345        1,730
                                                             --------      --------     --------     --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ....................      6,014        11,350       16,928       26,831
                                                             --------      --------     --------     --------
  Less cost of units redeemed:
   Administrative charges ................................          4             2            7            2
   Policy loans ..........................................          0             5            4            0
   Surrender benefits ....................................        353           248        2,213        1,886
   Death benefits ........................................         30             0           31            1
                                                             --------      --------     --------     --------
                                                                  387           255        2,255        1,889
                                                             --------      --------     --------     --------
   Increase (decrease) in equity accounts from capital
    unit transactions ....................................      5,627        11,095       14,673       24,942
                                                             --------      --------     --------     --------
   Net increase (decrease) in equity accounts ............      7,600        10,841       19,018       26,672
  Depositor's equity contribution (redemption) ...........          0           300            0          150
NET ASSETS:
  Beginning of period ....................................     11,141             0       26,822            0
                                                             --------      --------     --------     --------
  End of period ..........................................   $ 18,741      $ 11,141     $ 45,840     $ 26,822
                                                             ========      ========     ========     ========


                                                           THIRD AVENUE   REAL ESTATE
                                                               VALUE      SECURITIES
                                                            SUB-ACCOUNT   SUB-ACCOUNT
                                                           ------------   -----------
                                                             JUNE 30,      JUNE 30,
                                                             1998 (b)      1998 (c)
                                                           ------------   -----------
OPERATIONS:
  Net investment income (loss) ..........................    $   (44)       $  (1)
  Net gain (loss) on investment .........................       (504)          (8)
                                                             -------        -----
  Net increase (decrease) in equity accounts resulting
   from operations ......................................       (548)          (9)
                                                             -------        -----
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (redeemed) ...................      9,252          263
                                                             -------        -----
  Less cost of units redeemed:
   Administrative charges ...............................          1            0
   Policy loans .........................................          0            0
   Surrender benefits ...................................        151            0
   Death benefits .......................................          0            0
                                                             -------        -----
                                                                 152            0
                                                             -------        -----
   Increase (decrease) in equity accounts from capital
    unit transactions ...................................      9,100          263
                                                             -------        -----
   Net increase (decrease) in equity accounts ...........      8,552          254
  Depositor's equity contribution (redemption) ..........        150          300
NET ASSETS:
  Beginning of period ...................................          0            0
                                                             -------        -----
  End of period .........................................    $ 8,702        $ 554
                                                             =======        =====

------------
(a) The inception date of this Sub-Account was January 2, 1997.
(b) The inception date of this Sub-Account was January 2, 1998.
(c) The inception date of this Sub-Account was May 1, 1998.

   The notes to the financial statements are an integral part of this report.

28  W R L  S e r i e s  A n n u i t y  A c c o u n t

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                                   (unaudited)
                       ----------------------------------


                                                                        MONEY MARKET SUB-ACCOUNT
                                                                       -------------------------
                                                                         JUNE 30,   DECEMBER 31,
                                                                       ------------ ------------
                                                                           1998         1997
                                                                       ------------ ------------
Accumulation unit value, beginning of period .........................   $  11.55     $  11.12
 Income from operations:
  Net investment income (loss) .......................................       0.22         0.43
  Net realized and unrealized gain (loss) on investment ..............       0.00         0.00
                                                                         --------     --------
   Net income (loss) from operations .................................       0.22         0.43
                                                                         --------     --------
Accumulation unit value, end of period ...............................   $  11.77     $  11.55
                                                                         ========     ========
Total return (a) .....................................................       1.92%        3.84%
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................   $ 68,698     $ 62,152
  Ratio of net investment income (loss) to average net assets (b) ....       3.80%        3.78%


                                                                                    MONEY MARKET SUB-ACCOUNT
                                                                         ----------------------------------------------
                                                                                          DECEMBER 31,
                                                                         ----------------------------------------------
                                                                            1996         1995         1994        1993
                                                                         --------     --------     --------     -------
Accumulation unit value, beginning of period .........................   $  10.73     $  10.32     $  10.11     $ 10.01
 Income from operations:
  Net investment income (loss) .......................................       0.39         0.41         0.21        0.10
  Net realized and unrealized gain (loss) on investment ..............       0.00         0.00         0.00        0.00
                                                                         --------     --------     --------     -------
   Net income (loss) from operations .................................       0.39         0.41         0.21        0.10
                                                                         --------     --------     --------     -------
Accumulation unit value, end of period ...............................   $  11.12     $  10.73     $  10.32     $ 10.11
                                                                         ========     ========     ========     =======
Total return (a) .....................................................       3.65%        3.96%        2.07%       1.01%
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................   $ 58,415     $ 28,524     $ 28,537     $ 8,786
  Ratio of net investment income (loss) to average net assets (b) ....       3.57%        3.89%        2.26%       1.03%


                                                                           BOND SUB-ACCOUNT
                                                                         -----------------------
                                                                         JUNE 30,   DECEMBER 31,
                                                                         --------   ------------
                                                                           1998         1997
                                                                         --------   ------------
Accumulation unit value, beginning of period .........................   $ 13.41       $  12.46
 Income from operations:
  Net investment income (loss) .......................................     (0.08)         0.67
  Net realized and unrealized gain (loss) on investment ..............      0.51          0.28
                                                                         -------      --------
   Net income (loss) from operations .................................      0.43          0.95
                                                                         -------      --------
Accumulation unit value, end of period ...............................   $ 13.84      $  13.41
                                                                         =======      ========
Total return (a) .....................................................      3.27%         7.64%
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................   $73,580      $ 64,376
  Ratio of net investment income (loss) to average net assets (b) ....     (1.10%)        5.26%


                                                                                       BOND SUB-ACCOUNT
                                                                       -------------------------------------------------
                                                                                         DECEMBER 31,
                                                                       -------------------------------------------------
                                                                           1996         1995        1994         1993
                                                                       ------------ ----------- ------------ -----------
Accumulation unit value, beginning of period .........................   $ 12.61      $ 10.40     $ 11.33      $ 10.14
 Income from operations:
  Net investment income (loss) .......................................      0.56         0.64        0.52         2.69
  Net realized and unrealized gain (loss) on investment ..............     (0.71)        1.57       (1.45)       (1.50)
                                                                         -------      -------     -------      -------
   Net income (loss) from operations .................................     (0.15)        2.21       (0.93)        1.19
                                                                         -------      -------     -------      -------
Accumulation unit value, end of period ...............................   $ 12.46      $ 12.61     $ 10.40      $ 11.33
                                                                         =======      =======     =======      =======
Total return (a) .....................................................     (1.25%)      21.28%      (8.23%)      11.81%
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................   $38,055      $32,772     $17,614      $17,280
  Ratio of net investment income (loss) to average net assets (b) ....      4.60%        5.45%       4.91%       24.79%


                                                                            GROWTH SUB-ACCOUNT
                                                                        --------------------------
                                                                           JUNE 30,   DECEMBER 31,
                                                                        ------------- ------------
                                                                             1998          1997
                                                                        ------------- ------------
Accumulation unit value, beginning of period ..........................   $   18.57     $   16.02
 Income from operations:
  Net investment income (loss) ........................................        0.08          1.87
  Net realized and unrealized gain (loss) on investment ...............        6.43          0.68
                                                                          ---------     ---------
   Net income (loss) from operations ..................................        6.51          2.55
                                                                          ---------     ---------
Accumulation unit value, end of period ................................   $   25.08     $   18.57
                                                                          =========     =========
Total return (a) ......................................................       35.09%        15.91%
Ratio and supplemental data:
  Net assets at end of period (in thousands) ..........................   $ 615,489     $ 432,125
  Ratio of net investment income (loss) to average net assets (b) .....        0.71%        10.53%


                                                                                          GROWTH SUB-ACCOUNT
                                                                         -----------------------------------------------------
                                                                                             DECEMBER 31,
                                                                         -----------------------------------------------------
                                                                             1996          1995          1994          1993
                                                                         ----------    ----------    ----------     ----------
Accumulation unit value, beginning of period ..........................   $   13.77     $    9.49      $  10.50      $  10.24
 Income from operations:
  Net investment income (loss) ........................................        0.95          1.30         (0.03)         0.31
  Net realized and unrealized gain (loss) on investment ...............        1.30          2.98         (0.98)        (0.05)
                                                                          ---------     ---------      --------      --------
   Net income (loss) from operations ..................................        2.25          4.28         (1.01)         0.26
                                                                          ---------     ---------      --------      --------
Accumulation unit value, end of period ................................   $   16.02     $   13.77      $   9.49      $  10.50
                                                                          =========     =========      ========      ========
Total return (a) ......................................................       16.32%        45.08%        (9.58%)        2.55%
Ratio and supplemental data:
  Net assets at end of period (in thousands) ..........................   $ 317,705     $ 198,139      $ 112,383     $ 87,415
  Ratio of net investment income (loss) to average net assets (b) .....        6.21%        11.07%        (0.26%)        3.14%


   The notes to the financial statements are an integral part of this report.

                               1 9 9 8   S e m i - A n n u a l  R e p o r t  29

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                                   (unaudited)
                       ----------------------------------

                                                                           GLOBAL SUB-ACCOUNT
                                                                        -------------------------
                                                                          JUNE 30,   DECEMBER 31,
                                                                        ----------   ------------
                                                                            1998          1997
                                                                        ----------   ------------
Accumulation unit value, beginning of period .........................   $  23.92      $   20.43
 Income from operations:
  Net investment income (loss) .......................................      (0.02)          2.85
  Net realized and unrealized gain (loss) on investment ..............       6.72           0.64
                                                                         --------      ---------
   Net income (loss) from operations .................................       6.70           3.49
                                                                         --------      ---------
Accumulation unit value, end of period ...............................   $  30.62      $   23.92
                                                                         ========      =========
Total return (a) .....................................................      28.01%         17.10%
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................   $ 509,059     $ 371,512
  Ratio of net investment income (loss) to average net assets (b) ....      (0.18%)        12.33%


                                                                                        GLOBAL SUB-ACCOUNT
                                                                       ----------------------------------------------------
                                                                                           DECEMBER 31,
                                                                       ----------------------------------------------------
                                                                            1996          1995         1994         1993
                                                                       ------------- ------------- ------------ -----------
Accumulation unit value, beginning of period .........................   $   16.22     $   13.36     $ 13.52      $ 10.15
 Income from operations:
  Net investment income (loss) .......................................        1.79          0.43        0.53         0.11
  Net realized and unrealized gain (loss) on investment ..............        2.42          2.43       (0.69)        3.26
                                                                         ---------     ---------     -------      -------
   Net income (loss) from operations .................................        4.21          2.86       (0.16)        3.37
                                                                         ---------     ---------     -------      -------
Accumulation unit value, end of period ...............................   $   20.43     $   16.22     $ 13.36      $ 13.52
                                                                         =========     =========     =======      =======
Total return (a) .....................................................       25.96%        21.35%      (1.14%)      33.17%
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................   $ 227,955     $ 111,958     $95,829      $29,905
  Ratio of net investment income (loss) to average net assets (b) ....        9.45%         2.96%       3.95%        0.99%


                                                                         STRATEGIC TOTAL RETURN
                                                                               SUB-ACCOUNT
                                                                       --------------------------
                                                                          JUNE 30,   DECEMBER 31,
                                                                       ------------- ------------
                                                                            1998          1997
                                                                       ------------- ------------
Accumulation unit value, beginning of period .........................   $   18.47     $   15.37
 Income from operations:
  Net investment income (loss) .......................................        0.05          1.42
  Net realized and unrealized gain (loss) on investment ..............        1.03          1.68
                                                                         ---------     ---------
   Net income (loss) from operations .................................        1.08          3.10
                                                                         ---------     ---------
Accumulation unit value, end of period ...............................   $   19.55     $   18.47
                                                                         =========     =========
Total return (a) .....................................................        5.86%        20.16%
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................   $ 317,292     $ 279,355
  Ratio of net investment income (loss) to average net assets (b) ....        0.55%         8.31%


                                                                                STRATEGIC TOTAL RETURN SUB-ACCOUNT
                                                                       ----------------------------------------------------
                                                                                           DECEMBER 31,
                                                                       ----------------------------------------------------
                                                                            1996          1995         1994       1993 (c)
                                                                       ------------- ------------- ------------ -----------
Accumulation unit value, beginning of period .........................   $   13.56     $   11.03     $ 11.24      $ 10.00
 Income from operations:
  Net investment income (loss) .......................................        0.94          0.59        0.16         0.20
  Net realized and unrealized gain (loss) on investment ..............        0.87          1.94       (0.37)        1.04
                                                                         ---------     ---------     -------      -------
   Net income (loss) from operations .................................        1.81          2.53       (0.21)        1.24
                                                                         ---------     ---------     -------      -------
Accumulation unit value, end of period ...............................   $   15.37     $   13.56     $ 11.03      $ 11.24
                                                                         =========     =========     =======      =======
Total return (a) .....................................................       13.40%        22.93%      (1.92%)      12.43%
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................   $ 196,305     $ 101,651     $71,733      $28,312
  Ratio of net investment income (loss) to average net assets (b) ....        6.55%         4.76%       1.49%        2.24%


                                                                       EMERGING GROWTH SUB-ACCOUNT
                                                                       ---------------------------
                                                                          JUNE 30,   DECEMBER 31,
                                                                       ------------- -------------
                                                                            1998          1997
                                                                       ------------- -------------
Accumulation unit value, beginning of period .........................   $  22.94      $   19.15
 Income from operations:
  Net investment income (loss) .......................................      (0.13)          2.00
  Net realized and unrealized gain (loss) on investment ..............       5.09           1.79
                                                                         --------      ---------
   Net income (loss) from operations .................................       4.96           3.79
                                                                         --------      ---------
Accumulation unit value, end of period ...............................   $  27.90      $   22.94
                                                                         ========      =========
Total return (a) .....................................................      21.63%         19.77%
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................   $ 329,471     $ 258,730
  Ratio of net investment income (loss) to average net assets (b) ....      (1.02%)         9.45%


                                                                                   EMERGING GROWTH SUB-ACCOUNT
                                                                       ----------------------------------------------------
                                                                                           DECEMBER 31,
                                                                       ----------------------------------------------------
                                                                            1996          1995         1994       1993 (c)
                                                                       ------------- ------------- ------------ -----------
Accumulation unit value, beginning of period .........................   $   16.34     $   11.29     $ 12.35      $ 10.00
 Income from operations:
  Net investment income (loss) .......................................        0.73          0.54       (0.15)       (0.14)
  Net realized and unrealized gain (loss) on investment ..............        2.08          4.51       (0.91)        2.49
                                                                         ---------     ---------     -------      -------
   Net income (loss) from operations .................................        2.81          5.05       (1.06)        2.35
                                                                         ---------     ---------     -------      -------
Accumulation unit value, end of period ...............................   $   19.15     $   16.34     $ 11.29      $ 12.35
                                                                         =========     =========     =======      =======
Total return (a) .....................................................       17.23%        44.75%      (8.65%)      23.54%
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................   $ 179,589     $ 105,115     $62,615      $25,444
  Ratio of net investment income (loss) to average net assets (b) ....        3.96%         3.85%      (1.33%)      (1.44%)

   The notes to the financial statements are an integral part of this report.

30  W R L  S e r i e s  A n n u i t y  A c c o u n t

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                                   (unaudited)
                       ----------------------------------


                                                                            AGGRESSIVE GROWTH
                                                                               SUB-ACCOUNT
                                                                       --------------------------
                                                                          JUNE 30,   DECEMBER 31,
                                                                       ------------- ------------
                                                                            1998          1997
                                                                       ------------- ------------
Accumulation unit value, beginning of period .........................   $   17.77     $   14.50
 Income from operations:
  Net investment income (loss) .......................................        0.27          1.60
  Net realized and unrealized gain (loss) on investment ..............        4.43          1.67
                                                                         ---------     ---------
   Net income (loss) from operations .................................        4.70          3.27
                                                                         ---------     ---------
Accumulation unit value, end of period ...............................   $   22.47     $   17.77
                                                                         =========     =========
Total return (a) .....................................................       26.50%        22.52%
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................   $ 221,252     $ 162,401
  Ratio of net investment income (loss) to average net assets (b) ....        2.68%         9.55%



                                                                           AGGRESSIVE GROWTH SUB-ACCOUNT
                                                                       --------------------------------------
                                                                                    DECEMBER 31,
                                                                       --------------------------------------
                                                                            1996         1995      1994 (d)
                                                                       ------------- ----------- ------------
Accumulation unit value, beginning of period .........................   $   13.31     $  9.78     $ 10.00
 Income from operations:
  Net investment income (loss) .......................................        0.31        0.40       (0.10)
  Net realized and unrealized gain (loss) on investment ..............        0.88        3.13       (0.12)
                                                                         ---------     -------     -------
   Net income (loss) from operations .................................        1.19        3.53       (0.22)
                                                                         ---------     -------     -------
Accumulation unit value, end of period ...............................   $   14.50     $ 13.31     $  9.78
                                                                         =========     =======     =======
Total return (a) .....................................................        8.91%      36.10%      (2.18%)
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................   $ 100,832     $60,420     $11,403
  Ratio of net investment income (loss) to average net assets (b) ....        2.22%       3.04%      (1.19%)


                                                                         BALANCED SUB-ACCOUNT
                                                                       -------------------------
                                                                         JUNE 30,   DECEMBER 31,
                                                                       ------------ ------------
                                                                           1998         1997
                                                                       ------------ -----------
Accumulation unit value, beginning of period .........................   $ 13.91      $ 12.05
 Income from operations:
  Net investment income (loss) .......................................     (0.03)        1.40
  Net realized and unrealized gain (loss) on investment ..............      0.51         0.46
                                                                         -------      -------
   Net income (loss) from operations .................................      0.48         1.86
                                                                         -------      -------
Accumulation unit value, end of period ...............................   $ 14.39      $ 13.91
                                                                         =======      =======
Total return (a) .....................................................      3.46%       15.47%
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................   $54,220      $43,902
  Ratio of net investment income (loss) to average net assets (b) ....     (0.45%)      10.72%


                                                                               BALANCED SUB-ACCOUNT
                                                                       -------------------------------------
                                                                                   DECEMBER 31,
                                                                       -------------------------------------
                                                                           1996         1995      1994 (d)
                                                                       ------------ ----------- ------------
Accumulation unit value, beginning of period .........................   $  11.03     $  9.34     $  10.00
 Income from operations:
  Net investment income (loss) .......................................       0.30        0.32         0.27
  Net realized and unrealized gain (loss) on investment ..............       0.72        1.37        (0.93)
                                                                         --------     -------     --------
   Net income (loss) from operations .................................       1.02        1.69        (0.66)
                                                                         --------     -------     --------
Accumulation unit value, end of period ...............................   $  12.05     $ 11.03     $   9.34
                                                                         ========     =======     ========
Total return (a) .....................................................       9.18%      18.13%       (6.61%)
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................   $ 28,734     $16,069     $  7,936
  Ratio of net investment income (loss) to average net assets (b) ....       2.69%       3.16%        3.48%


                                                                           GROWTH & INCOME
                                                                             SUB-ACCOUNT
                                                                       -------------------------
                                                                         JUNE 30,   DECEMBER 31,
                                                                       ------------ ------------
                                                                           1998         1997
                                                                       ------------ -----------
Accumulation unit value, beginning of period .........................   $  15.80     $ 12.85
 Income from operations:
  Net investment income (loss) .......................................       0.26        2.52
  Net realized and unrealized gain (loss) on investment ..............      (0.17)       0.43
                                                                         --------     -------
   Net income (loss) from operations .................................       0.09        2.95
                                                                         --------     -------
Accumulation unit value, end of period ...............................   $  15.89     $ 15.80
                                                                         ========     =======
Total return (a) .....................................................       0.55%      22.92%
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................   $ 48,252     $36,591
  Ratio of net investment income (loss) to average net assets (b) ....       3.26%      18.15%



                                                                           GROWTH & INCOME SUB-ACCOUNT
                                                                       ------------------------------------
                                                                                   DECEMBER 31,
                                                                       ------------------------------------
                                                                           1996        1995      1994 (d)
                                                                       ----------- ----------- ------------
Accumulation unit value, beginning of period .........................   $ 11.68     $  9.45     $  10.00
 Income from operations:
  Net investment income (loss) .......................................      0.68        0.47         0.33
  Net realized and unrealized gain (loss) on investment ..............      0.49        1.76        (0.88)
                                                                         -------     -------     --------
   Net income (loss) from operations .................................      1.17        2.23        (0.55)
                                                                         -------     -------     --------
Accumulation unit value, end of period ...............................   $ 12.85     $ 11.68     $   9.45
                                                                         =======     =======     ========
Total return (a) .....................................................     10.08%      23.52%       (5.47%)
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................   $19,972     $10,086     $  3,786
  Ratio of net investment income (loss) to average net assets (b) ....      5.68%       4.50%        4.18%

   The notes to the financial statements are an integral part of this report.

                                1 9 9 8  S e m i - A n n u a l  R e p o r t  31

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                                   (unaudited)
                       ----------------------------------


                                                                               TACTICAL ASSET ALLOCATION SUB-ACCOUNT
                                                                       -----------------------------------------------------
                                                                          JUNE 30,                DECEMBER 31,
                                                                       ------------- ---------------------------------------
                                                                            1998          1997          1996       1995 (e)
                                                                       ------------- ------------- ------------- -----------
Accumulation unit value, beginning of period .........................   $   15.36     $   13.36     $   11.84     $ 10.00
 Income from operations:
  Net investment income (loss) .......................................        0.28          1.06          0.47        0.82
  Net realized and unrealized gain (loss) on investment ..............        0.71          0.94          1.05        1.02
                                                                         ---------     ---------     ---------     -------
   Net income (loss) from operations .................................        0.99          2.00          1.52        1.84
                                                                         ---------     ---------     ---------     -------
Accumulation unit value, end of period ...............................   $   16.35     $   15.36     $   13.36     $ 11.84
                                                                         =========     =========     =========     =======
Total return (a) .....................................................        6.40%        14.97%        12.83%      18.43%
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................   $ 226,688     $ 194,084     $ 125,577     $72,300
  Ratio of net investment income (loss) to average net assets (b) ....        3.51%         7.30%         3.72%       7.29%


                                                                              C.A.S.E. GROWTH SUB-ACCOUNT
                                                                        ----------------------------------------
                                                                          JUNE 30,           DECEMBER 31,
                                                                        ------------   -------------------------
                                                                            1998           1997        1996 (f)
                                                                        ------------   -----------   -----------
Accumulation unit value, beginning of period ........................     $  12.22       $ 10.77      $  10.00
 Income from operations:
  Net investment income (loss) ......................................         0.32          1.34          0.36
  Net realized and unrealized gain (loss) on investment .............         0.13          0.11          0.41
                                                                          --------       -------      --------
   Net income (loss) from operations ................................         0.45          1.45          0.77
                                                                          --------       -------      --------
Accumulation unit value, end of period ..............................     $  12.67       $ 12.22      $  10.77
                                                                          ========       =======      ========
Total return (a) ....................................................         3.72%        13.43%         7.73%
Ratio and supplemental data:
  Net assets at end of period (in thousands) ........................     $ 37,556       $31,995      $ 12,542
  Ratio of net investment income (loss) to average net assets (b) ...         4.97%        11.31%         5.46%


                                                                                GLOBAL SECTOR SUB-ACCOUNT
                                                                        -----------------------------------------
                                                                          JUNE 30,            DECEMBER 31,
                                                                        ------------   --------------------------
                                                                            1998           1997         1996 (f)
                                                                        ------------   ------------   -----------
Accumulation unit value, beginning of period ........................     $ 10.72        $  10.51       $ 10.00
 Income from operations:
  Net investment income (loss) ......................................       (0.03)           0.69          0.04
  Net realized and unrealized gain (loss) on investment .............        1.06           (0.48)         0.47
                                                                          -------        --------       -------
   Net income (loss) from operations ................................        1.03            0.21          0.51
                                                                          -------        --------       -------
Accumulation unit value, end of period ..............................     $ 11.75        $  10.72       $ 10.51
                                                                          =======        ========       =======
Total return (a) ....................................................        9.63%           1.99%         5.09%
Ratio and supplemental data:
  Net assets at end of period (in thousands) ........................     $10,963        $ 10,344       $ 3,509
  Ratio of net investment income (loss) to average net assets (b) ...       (0.57%)          6.30%         0.59%


   The notes to the financial statements are an integral part of this report.

32  W R L  S e r i e s  A n n u i t y  A c c o u n t

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                                   (unaudited)
                       ----------------------------------


                                                                                 VALUE EQUITY SUB-ACCOUNT
                                                                         -----------------------------------------
                                                                            JUNE 30,           DECEMBER 31,
                                                                         -------------   -------------------------
                                                                              1998           1997        1996 (f)
                                                                         -------------   -----------   -----------
Accumulation unit value, beginning of period .........................     $  13.83        $ 11.21       $ 10.00
 Income from operations:
  Net investment income (loss) .......................................        (0.06)          0.08          0.02
  Net realized and unrealized gain (loss) on investment ..............         0.81           2.54          1.19
                                                                           --------        -------       -------
   Net income (loss) from operations .................................         0.75           2.62          1.21
                                                                           --------        -------       -------
Accumulation unit value, end of period ...............................     $  14.58        $ 13.83       $ 11.21
                                                                           ========        =======       =======
Total return (a) .....................................................         5.44%         23.30%        12.13%
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................     $ 118,102       $97,272       $23,759
  Ratio of net investment income (loss) to average net assets (b) ....        (0.82%)         0.63%         0.33%


                                                                             INTERNATIONAL EQUITY
                                                                                 SUB-ACCOUNT
                                                                         ----------------------------
                                                                           JUNE 30,      DECEMBER 31,
                                                                             1998          1997 (g)
                                                                         ------------   -------------
Accumulation unit value, beginning of period .........................     $ 10.60         $ 10.00
 Income from operations:
  Net investment income (loss) .......................................       (0.07)          (0.06)
  Net realized and unrealized gain (loss) on investment ..............        1.87            0.66
                                                                           -------         -------
   Net income (loss) from operations .................................        1.80            0.60
                                                                           -------         -------
Accumulation unit value, end of period ...............................     $ 12.40         $ 10.60
                                                                           =======         =======
Total return (a) .....................................................       16.98%           6.01%
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................     $18,741         $11,141
  Ratio of net investment income (loss) to average net assets (b) ....       (1.19%)         (0.58%)

                                                                                 U.S. EQUITY
                                                                                 SUB-ACCOUNT
                                                                         ----------------------------
                                                                           JUNE 30,      DECEMBER 31,
                                                                             1998          1997 (g)
                                                                         ------------   -------------
Accumulation unit value, beginning of period .........................     $  12.53        $ 10.00
 Income from operations:
  Net investment income (loss) .......................................         0.06           0.95
  Net realized and unrealized gain (loss) on investment ..............         1.63           1.58
                                                                           --------        -------
   Net income (loss) from operations .................................         1.69           2.53
                                                                           --------        -------
Accumulation unit value, end of period ...............................     $  14.22        $ 12.53
                                                                           ========        =======
Total return (a) .....................................................        13.55%         25.26%
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................     $ 45,840        $26,822
  Ratio of net investment income (loss) to average net assets (b) ....         0.82%          7.99%


   The notes to the financial statements are an integral part of this report.

                                1 9 9 8  S e m i - A n n u a l  R e p o r t  33

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                                   (unaudited)
                       ----------------------------------

                                                                          THIRD AVENUE
                                                                             VALUE
                                                                          SUB-ACCOUNT
                                                                         -------------
                                                                            JUNE 30,
                                                                            1998 (h)
                                                                         -------------
Accumulation unit value, beginning of period .........................      $ 10.00
 Income from operations:
  Net investment income (loss) .......................................        (0.07)
  Net realized and unrealized gain (loss) on investment ..............        (0.41)
                                                                            -------
   Net income (loss) from operations .................................        (0.48)
                                                                            -------
Accumulation unit value, end of period ...............................      $  9.52
                                                                            =======
Total return (a) .....................................................        (4.75%)
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................      $ 8,702
  Ratio of net investment income (loss) to average net assets (b) ....        (1.36%)


                                                                          REAL ESTATE
                                                                          SECURITIES
                                                                          SUB-ACCOUNT
                                                                          -----------
                                                                           JUNE 30,
                                                                           1998 (i)
                                                                          -----------
Accumulation unit value, beginning of period .........................     $ 10.00
 Income from operations:
  Net investment income (loss) .......................................       (0.02)
  Net realized and unrealized gain (loss) on investment ..............       (0.22)
                                                                           -------
   Net income (loss) from operations .................................       (0.24)
                                                                           -------
Accumulation unit value, end of period ...............................     $  9.76
                                                                           =======
Total return (a) .....................................................       (2.38%)
Ratio and supplemental data:
  Net assets at end of period (in thousands) .........................     $   554
  Ratio of net investment income (loss) to average net assets (b) ....       (1.39%)

NOTES TO SELECTED PER UNIT DATA AND RATIOS:

* The above tables illustrate the change for a unit outstanding computed using average units outstanding throughout each period.

---------------
(a) For periods less than one year, the total return is not annualized.
(b) For periods less than one year, the ratio of net investment income to average net assets is annualized.
(c) The inception date of this Sub-Account was March 1, 1993.
(d) The inception date of this Sub-Account was March 1, 1994.
(e) The inception date of this Sub-Account was January 3, 1995.
(f) The inception date of this Sub-Account was May 1, 1996.
(g) The inception date of this Sub-Account was January 2, 1997.
(h) The inception date of this Sub-Account was January 2, 1998.
(i) The inception date of this Sub-Account was May 1, 1998.

   The notes to the financial statements are an integral part of this report.

34  W R L  S e r i e s  A n n u i t y  A c c o u n t

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 1998
                                   (unaudited)
                       ----------------------------------

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The WRL Series Annuity Account (the "Annuity Account"), was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Annuity Account encompasses various contract types: the WRL Freedom Variable Annuity and the WRL Freedom Attainer ("Freedom and Attainer"); the WRL Freedom Bellwether, the WRL Freedom Conqueror, and the WRL Freedom Wealth Creator ("Bellwether, Conqueror, and Creator"). Information presented in these financial statements pertains only to Bellwether, Conqueror, and Creator contracts. The financial statements for Freedom and Attainer contracts are presented separately. Each contains seventeen investment options referred to as sub-accounts. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (collectively referred to as the "Fund" and individually as a "Portfolio"), a registered management investment company under the Investment Company Act of 1940, as amended.

   The Fund has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies, some of which are affiliates of WRL. Each sub-adviser is compensated directly by WRL Management.

   On January 2, 1998 and May 1, 1998, WRL made initial contributions totaling $ 450,000 to the Bellwether, Conqueror, and Creator Annuity Account. The respective amounts of the contributions and units received are as follows:

SUB-ACCOUNT               CONTRIBUTIONS      UNITS
-----------               -------------      -----
Third Avenue Value         $ 150,000         15,000
Real Estate Securities       300,000         30,000

   Bellwether, Conqueror, and Creator sub-accounts hold assets to support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

   The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently applied in the preparation of the Trust's financial statements.

A. VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

   Investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund. Investment transactions are accounted for on the trade date at the Fund NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. FEDERAL INCOME TAXES

   The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

C. ESTIMATES

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- CHARGES AND DEDUCTIONS

   Charges are assessed by WRL in connection with the issuance and administration of the Contracts.

A. CONTRACT CHARGES

   No deduction for sales expenses is made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

   On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.

B. BELLWETHER, CONQUEROR, AND CREATOR SUB-ACCOUNT CHARGES

   A daily charge equal to an annual rate of 1.40% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in

                                1 9 9 8  S e m i - A n n u a l  R e p o r t  35

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                    NOTES TO FINANCIAL STATEMENTS (continued)
                                  June 30, 1998
                            All amounts in thousands
                                   (unaudited)
                    -----------------------------------------

NOTE 2 -- (CONTINUED)

connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 -- DIVIDENDS AND DISTRIBUTIONS

   Dividends of the Money Market Portfolio are declared daily and reinvested monthly. Dividends and capital gains distributions of the remaining Portfolios are typically declared and reinvested annually. Dividends and distributions of the Fund are recorded on the ex-date and are generally paid to and reinvested by the Annuity Account on the next business day after the ex-date. Dividends are not declared by the Annuity Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the unit price used to calculate the equity value within the Annuity Account. Consequently, a dividend distribution by the underlying Fund does not change either the unit price or equity values within the Annuity Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions are summarized as follows:
For the period ended June 30, 1998

                                                        MONEY MARKET             BOND               GROWTH
                                                        SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
Purchase of long-term securities ....................   $ 84,915              $ 16,337            $ 64,784
Proceeds from sales of long-term securities .........     77,888                 9,772              33,616

                                                                            STRATEGIC TOTAL        EMERGING
                                                          GLOBAL                RETURN              GROWTH
                                                        SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
Purchase of long-term securities ....................   $ 48,512              $ 29,197            $ 32,263
Proceeds from sales of long-term securities .........     18,410                 6,488              19,214

                                                        AGGRESSIVE                                  GROWTH &
                                                          GROWTH               BALANCED             INCOME
                                                        SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
Purchase of long-term securities ....................   $ 32,495              $ 10,291            $ 19,131
Proceeds from sales of long-term securities .........     15,306                 1,929               6,622

                                                      TACTICAL ASSET           C.A.S.E.             GLOBAL
                                                        ALLOCATION              GROWTH             SECTOR
                                                        SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
Purchase of long-term securities ....................   $ 30,267              $  8,566            $  1,394
Proceeds from sales of long-term securities .........      6,563                 2,460               1,785

                                                          VALUE              INTERNATIONAL
                                                          EQUITY                EQUITY            U.S. EQUITY
                                                        SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
Purchase of long-term securities ....................   $ 22,214              $  6,249            $ 21,273
Proceeds from sales of long-term securities .........      6,663                   742               7,552

                                                        THIRD AVENUE           REAL ESTATE
                                                           VALUE               SECURITIES
                                                        SUB-ACCOUNT (a)       SUB-ACCOUNT (b)
Purchase of long-term securities ....................   $  9,941              $   583
Proceeds from sales of long-term securities .........        737                   21

------------
(a) The inception date of this Sub-Account was January 2, 1998.
(b) The inception date of this Sub-Account was May 1, 1998.

36  W R L  S e r i e s  A n n u i t y  A c c o u n t

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                    NOTES TO FINANCIAL STATEMENTS (continued)
                                  June 30, 1998
                            All amounts in thousands
                                   (unaudited)
                    -----------------------------------------

NOTE 5 -- UNIT ACTIVITY

For the period ended June 30, 1998

                                             MONEY MARKET               BOND                GROWTH
                                             SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
Units balance - beginning of year .........    5,382.8                  4,801.7           23,272.2
Units issued ..............................   14,489.8                  2,081.5            5,606.3
Units redeemed ............................   14,035.2                  1,568.5            4,342.0
                                              ---------                 -------           --------
Units balance - end of year ...............    5,837.4                  5,314.7           24,536.5
                                              =========                 =======           ========

                                                                   STRATEGIC TOTAL         EMERGING
                                               GLOBAL                  RETURN              GROWTH
                                             SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
Units balance - beginning of year .........   15,530.7                15,124.3            11,279.6
Units issued ..............................    3,614.4                 2,757.0             2,895.8
Units redeemed ............................    2,521.0                 1,654.6             2,366.2
                                              ---------               ---------           --------
Units balance - end of year ...............   16,624.1                16,226.7            11,809.2
                                              =========               =========           ========

                                              AGGRESSIVE                                   GROWTH &
                                                GROWTH                BALANCED              INCOME
                                              SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
Units balance - beginning of year .........    9,141.3                 3,156.3             2,316.0
Units issued ..............................    2,790.8                 1,065.2             1,619.6
Units redeemed ............................    2,086.9                   453.7               898.2
                                              ---------               ---------           --------
Units balance - end of year ...............    9,845.2                 3,767.8             3,037.4
                                              =========               =========           ========

                                           TACTICAL ASSET              C.A.S.E.              GLOBAL
                                             ALLOCATION                GROWTH              SECTOR
                                             SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
Units balance - beginning of year .........   12,633.2                 2,618.3               965.0
Units issued ..............................    2,753.6                   868.5               174.2
Units redeemed ............................    1,518.8                   523.6               206.2
                                              ---------               ---------           --------
Units balance - end of year ...............   13,868.0                 2,963.2               933.0
                                              =========               =========           ========

                                                VALUE               INTERNATIONAL
                                                EQUITY                 EQUITY            U.S. EQUITY
                                              SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
Units balance - beginning of year .........    7,035.1                 1,051.0             2,141.4
Units issued ..............................    2,719.4                   707.8             2,064.7
Units redeemed ............................    1,653.8                   247.6               983.0
                                              ---------               ---------           --------
Units balance - end of year ...............    8,100.7                 1,511.2             3,223.1
                                              =========               =========           ========

                                             THIRD AVENUE            REAL ESTATE
                                                VALUE                SECURITIES
                                             SUB-ACCOUNT (a)         SUB-ACCOUNT (b)
Units balance - beginning of year .........        N/A                     N/A
Units issued ..............................    1,173.4                    60.4
Units redeemed ............................      259.8                     3.7
                                              ---------               ---------
Units balance - end of year ...............      913.6                    56.7
                                              =========               =========

--------------
(a) The inception date of this Sub-Account was January 2, 1998.
(b) The inception date of this Sub-Account was May 1, 1998.

                                1 9 9 8  S e m i - A n n u a l  R e p o r t  37

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                    NOTES TO FINANCIAL STATEMENTS (continued)
                                  June 30, 1998
                            All amounts in thousands
                                   (unaudited)
                    -----------------------------------------

NOTE 6 -- OTHER MATTERS

At June 30, 1998, the equity accounts included net unrealized appreciation (depreciation) on investments as follows:

SUB-ACCOUNT
-----------
Money Market ......................  $    N/A
Bond ..............................     2,641
Growth ............................   188,833
Global ............................   120,139
Strategic Total Return ............    50,861
Emerging Growth ...................    80,481
Aggressive Growth .................    51,242
Balanced ..........................     4,789
Growth & Income ...................       379
Tactical Asset Allocation .........    20,576
C.A.S.E. Growth ...................      (103)
Global Sector .....................       490
Value Equity ......................    14,135
International Equity ..............     1,557
U.S. Equity .......................     3,324
Third Avenue Value ................      (518)
Real Estate Securities ............        (7)

38  W R L  S e r i e s  A n n u i t y  A c c o u n t

                        This Page Intentially Left Blank



                                1 9 9 8  S e m i - A n n u a l  R e p o r t  39

                        This Page Intentially Left Blank



40  W R L S e r i e s A n n u i t y A c c o u n t

                                   /DIAMOND/

                           WRL SERIES ANNUITY ACCOUNT

                                    OFFICE OF
                           WRL SERIES ANNUITY ACCOUNT
                               201 Highland Avenue
                              Largo, FL 33770-2597
                                 1-800-851-9777

                                  DISTRIBUTOR:

                             InterSecurities, Inc.
                              201 Highland Avenue
                              Largo, FL 33770-2597

                                    INSURER:

                              Western Reserve Life
                             Assurance Co. of Ohio
                              201 Highland Avenue
                              Largo, FL 33770-2597

                            INDEPENDENT ACCOUNTANTS:

                           PricewaterhouseCoopers LLP
                                 1055 Broadway
                             Kansas City. MO 64105

                          THIS MATERIAL IS FOR CONTRACT
                   HOLDERS' REPORTING PURPOSES ONLY AND SHALL
                 NOT BE USED IN CONNECTION WITH A SOLICITATION,
                     OFFER OR ANY PROPOSED SALE OR PURCHASE
                      OF SECURITIES. THIS MATERIAL MUST BE
                    PRECEDED OR ACCOMPANIED BY A PROSPECTUS.


                               [GRAPHIC OMITTED]

               --------------------------------------------------
                   Western Reserve Life Assurance Co. of Ohio
                       Distributor: InterSecurities, Inc.
             201 Highland Avenue /bullet/ Largo, Florida 33770-2597


August 1998
ACC00002 (8/98)